UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2019

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item	1. Reports to Stockholders.

A copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Shareholder Voting Results	35

2	CCM Alternative Income Fund

Fund Profile November 30, 2019

Top Ten Holdings*
(% of Net Assets)

JPMorgan Chase, 12/31/2049	3.47%
FHA Project Loan, 07/01/2047	3.29%
ING Groep, 10/16/2168	2.95%
GMAC Capital Trust I, 02/15/2040	2.90%
Mortgage Investment Trust	2.73%
Crestwood Equity Partners	2.73%
CorePoint Lodging	2.61%
GasLog Partners	2.53%
Six Flags Entertainment	2.43%
Independence Realty Trust	2.40%
28.04%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	9.19%
Closed-End Funds	3.11%
Communication Services	0.85%
Consumer Discretionary	2.43%
Corporate Bonds	20.53%
Energy	11.31%
FGLMC Single Family	0.01%
FHA Project Loans	3.80%
Financials	25.11%
FNMA Multifamily	0.65%
GNMA Multifamily	0.86%
Industrials	4.68%
Money Market Fund	4.97%
Municipal Bonds	14.60%
Real Estate	5.01%
Small Business Administration	0.04%
USDA Loan	2.89%
Liabilities in Excess of Other Assets	(10.04)%
100.00%

**	Excludes securities sold short.

(Unaudited)	3

Expenses November 30, 2019

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six-month period ended November 30, 2019.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period* June 1, 2019 Through November 30, 2019
Actual	Institutional Shares	$1,000.00	$1,035.20	$8.70
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,016.45	$8.62

* Expenses are equal to the annualized expense ratio of 1.71%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.52% for the period June 1, 2019 to November 30, 2019.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2019

	Shares	Value
COMMON STOCK - 27.19%
Communication Services - 0.85%
AMC Entertainment Holdings (a)	60,000	$490,800

Consumer Discretionary - 2.43%
Six Flags Entertainment (a)	32,500	1,413,100

Energy - 6.65%
Crestwood Equity Partners (a) (b)	50,000	1,586,000
Enterprise Products Partners (b) (c)	50,000	1,316,000
Enviva Partners (b)	28,000	967,680
		3,869,680
Financials - 11.36%
Ares Capital Corp. (a) (c)	15,200	284,696
Blackstone Mortgage Trust (c) (d)	18,000	659,340
FS KKR Capital Corp.	205,000	1,303,800
Invesco Mortgage Capital (d)	77,000	1,250,480
MFA Financial (d)	146,000	1,118,360
Mortgage Investment Trust (d)	40,000	622,800
Starwood Property Trust (d)	56,000	1,372,000
		6,611,476
Industrials - 0.89%
Aircastle (a)	400	12,796
Macquarie Infrastructure	12,000	503,400
		516,196
Real Estate - 5.01%
CorePoint Lodging (a) (d)	150,000	1,516,500
Independence Realty Trust (c) (d)	93,500	1,396,890
		2,913,390
TOTAL COMMON STOCK
(Cost $14,908,438)		15,814,642

PREFERRED STOCK - 22.20%
Energy - 4.66%
Crestwood Equity Partners (a) (b)	135,000	1,239,300
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839%	60,000	1,468,800
		2,708,100
Financials - 13.75%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (d)	60,500	1,589,335
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (d)	30,000	763,200
Chimera Investment Corp., VAR ICE LIBOR USD 3 Month+5.379% (d)	30,000	780,900
CIT Group	24,000	616,560
Ellington Financial, VAR ICE LIBOR USD 3 Month+5.196%	40,000	1,017,600
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	65,000	1,685,450
Invesco Mortgage Capital, VAR ICE LIBOR USD 3 Month+5.289% (d)	23,539	622,842

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Shares/ Principal Amount	Value
PREFERRED STOCK - continued
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (d)	36,000	$924,480
		8,000,367
Industrials - 3.79%
Fortress Transportation & Infrastructure Investors, VAR ICE LIBOR USD 3 Month+6.886%	40,000	1,020,800
Fortress Transportation & Infrastructure Investors, VAR ICE LIBOR USD 3 Month+6.447%	16,000	403,360
Seaspan Corp., VAR ICE LIBOR USD 3 Month+5.008%	30,000	779,100
		2,203,260
TOTAL PREFERRED STOCK
(Cost $12,618,886)		12,911,727

CORPORATE BONDS - 20.53%
Bank of America Corp.
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022 (c)	100,000	102,094
Boston Properties
3.40%, 06/21/2029 (d)	300,000	313,844
Century Housing Corp.
4.00%, 11/01/2021 (c)	500,000	511,052
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2168	1,200,000	1,207,134
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003%, 01/06/2168	750,000	789,375
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029	250,000	251,971
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+4.075%, 03/26/2168	600,000	603,348
6.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 03/26/2168	750,000	789,563
Enviva Partners
6.50%, 01/15/2026 (e)	250,000	259,800
Host Hotels & Resorts
3.38%, 12/15/2029 (d)	380,000	377,727
ING Groep
4.63%, 01/06/2026 (e)	250,000	277,307
6.00%, VAR USD Swap Semi 30/360 5 Yr Curr+4.445%, 10/16/2168	1,700,000	1,715,470
JPMorgan Chase
5.41%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,000,000	2,020,000
MetLife
9.25%, 04/08/2038 (e)	750,000	1,102,500
Salvation Army
5.68%, 09/01/2031	100,000	122,704
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168	1,000,000	1,006,250
Verizon Communications
3.88%, 02/08/2029 (c)	350,000	386,979

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS - continued
YMCA of Greater New York
4.27%, 08/01/2024	$100,000	$106,289
TOTAL CORPORATE BONDS
(Cost $11,678,335)		11,943,407

MUNICIPAL BONDS - 14.60%
California - 1.45%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (c)	150,000	188,037
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031 (c)	270,000	327,154
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (c)	250,000	332,632
		847,823
Florida - 2.04%
Miami-Dade County
7.50%, 04/01/2040 (c)	500,000	760,425
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (c)	405,000	422,030
		1,182,455
Georgia - 0.81%
Atlanta Development Authority
5.35%, 01/01/2035 (c)	400,000	468,536

Illinois - 0.87%
Bedford Park Village
6.57%, 12/01/2030 (c)	445,000	505,880

Maryland - 1.34%
Baltimore
5.38%, 09/01/2025 (c)	230,000	243,115
5.38%, 09/01/2030 (c)	500,000	533,760
		776,875
Massachusetts - 0.02%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	10,000	10,117

Missouri - 0.65%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2020 (c)	365,000	379,644

Nevada - 1.85%
Washoe County
7.97%, 02/01/2040 (c)	675,000	1,077,705

New Jersey - 0.97%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (c)	495,000	564,686

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
MUNICIPAL BONDS - continued
Ohio - 0.81%
Northeastern Ohio University’s College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (c)	$230,000	$234,402
7.08%, 12/01/2040 (c)	235,000	240,158
		474,560
Oklahoma - 0.21%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (c)	120,000	124,728

Texas - 1.96%
Austin
5.75%, 11/15/2042 (c)	750,000	816,795
5.75%, 11/15/2042 (c)	300,000	325,830
		1,142,625
Washington - 0.37%
King County Housing Authority
6.38%, 12/31/2046 (c)	210,000	212,371

West Virginia - 0.35%
Ohio County Special District Excise Tax Revenue
8.25%, 03/01/2035 (c)	175,000	201,028

Wisconsin - 0.90%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (c)	475,000	524,139
TOTAL MUNICIPAL BONDS
(Cost $7,820,677)		8,493,172

ASSET-BACKED SECURITIES - 9.19%
Aura
6.45%, 03/31/2023 (f) (g)	100,000	100,000
6.50%, 01/31/2023 (c) (f) (g)	350,000	350,000
Dividend Solar Loans
3.67%, 08/22/2039 (e)	433,086	436,459
FREED Trust
3.61%, 07/18/2024 (e)	249,567	250,780
3.87%, 06/18/2026 (e)	350,000	355,146
4.56%, 07/18/2024 (e)	100,000	101,854
HSI Asset Securitization Corp Trust
2.10%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	219,279	216,336
Lendify Securitization Trust
4.25%, 04/01/2020 (f) (g)	103,552	103,552
Mill City Solar Loan
4.34%, 03/20/2043 (e)	363,930	377,990
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (e)	95,108	97,382
4.01%, 06/22/2043 (e)	104,751	108,174
Oportun Funding IX
4.50%, 07/08/2024 (e)	350,000	355,048

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES - continued
Oportun Funding VII
4.26%, 10/10/2023 (e)	$340,000	$342,596
Oportun Funding VIII
4.45%, 03/08/2024 (e)	375,000	380,047
Oportun Funding X
4.59%, 10/08/2024 (e)	700,000	725,462
Oportun Funding XIII
3.87%, 08/08/2025 (e)	500,000	502,701
TES
4.12%, 02/20/2048 (e)	241,003	245,452
4.33%, 10/20/2047 (e)	295,281	296,978
TOTAL ASSET-BACKED SECURITIES
(Cost $5,185,290)		5,345,957

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.94%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 6.28%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	34,582	5,123

FHA Project Loans - 3.80%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	101,423	100,873
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	1,802,456	1,913,110
Pool A35272, 6.95%, 11/01/2025 (f) (g)	196,466	195,771
		2,209,754
GNMA Multifamily - 0.20%
Pool 2010-68, 4.86%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	598,107	113,578

Small Business Administration - 0.04%
Pool 2008-20C, 5.49%, 03/01/2028	23,697	25,579

USDA Loan - 2.89%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f) (g)	790,169	844,059
Pool Ryze, 7.00%, 06/25/2038 (g)	734,580	838,890
		1,682,949
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,051,366)		4,036,983

CLOSED-END FUNDS - 3.11%
Eaton Vance Limited Duration Income Fund (c)	40,000	516,000
Eaton Vance Senior Floating-Rate Trust	25,000	323,000
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	112,000	969,920
TOTAL CLOSED-END FUNDS
(Cost $1,749,109)		1,808,920

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount/ Shares	Value
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 1.31%
FNMA Multifamily - 0.65%
Pool 464296, 5.86%, 01/01/2028	$323,461	$373,780

GNMA Multifamily - 0.66%
Pool 699710, 5.43%, 07/05/2044	385,257	384,787

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $723,234)		758,567

SHORT-TERM INVESTMENT - 4.97%
Money Market Fund - 4.97%
First American Government Obligations Fund, Cl Z, 1.50% (h)	2,890,974	2,890,974
TOTAL SHORT-TERM INVESTMENT
(Cost $2,890,974)		2,890,974

Total Investments (Cost $61,626,309) - 110.04%		$64,004,349
Liabilities in Excess of Other Assets, Net - (10.04)%		(5,838,194)
NET ASSETS - 100.00%		$58,166,155

COMMON STOCK SOLD SHORT - (2.45)%
Consumer Staples - (0.79)%
Hormel Foods Corp.	(7,500)	(333,975)
National Beverage Corp. (i)	(2,500)	(124,100)
		(458,075)
Industrials - (0.48)%
Lincoln Electric Holdings	(3,000)	(276,780)

Materials - (0.25)%
Sealed Air Corp.	(3,900)	(147,147)

Real Estate - (0.93)%
Essex Property Trust (d)	(750)	(234,135)
Realty Income (d)	(4,000)	(306,520)
		(540,655)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,369,645)		(1,422,657)

EXCHANGE TRADED FUND SOLD SHORT - (0.97)%
Vanguard FTSE Europe	(10,000)	(563,900)
TOTAL EXCHANGE TRADED FUND SOLD SHORT
(Proceeds $548,901)		(563,900)
Total Securities Sold Short
(Proceeds $1,918,546)		$(1,986,557)

PURCHASED OPTIONS - 0.57% (i) (j)
TOTAL PURCHASED OPTIONS
(Cost $449,474)	3,615	328,835

WRITTEN OPTIONS - (0.01)% (i) (j)
TOTAL WRITTEN OPTIONS
(Premiums Received $11,664)	(350)	(6,944)

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Mini DJIA	(6)	Dec-2019	$(804,645)	$(842,190)	$(37,545)
Russell 2000 Index E-MINI	(11)	Dec-2019	(838,036)	(893,090)	(55,054)
S&P 500 Index E-MINI	(21)	Dec-2019	(3,128,739)	(3,300,885)	(172,146)
U.S. 10-Year Interest Rate	(18)	Dec-2019	(1,800,725)	(1,763,719)	37,006
U.S. 10-Year Treasury Note	(17)	Dec-2019	(2,217,024)	(2,198,047)	18,977
U.S. 2-Year Treasury Note	(6)	Jan-2020	(1,293,492)	(1,290,984)	2,508
U.S. 5-Year Interest Rate	(59)	Dec-2019	(5,936,135)	(5,871,883)	64,252
U.S. 5-Year Treasury Note	(19)	Jan-2020	(2,270,160)	(2,254,172)	15,988
U.S. Long Treasury Bond	(13)	Dec-2019	(2,118,765)	(2,076,750)	42,015
			$(20,407,721)	$(20,491,720)	$(83,999)

A list of the open options contracts held by the Fund at November 30, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.57% (i)
Call Options
Ambac Financial Group
Expires 02/22/2020, Strike Price $22.50	70	$145,740	$6,125
AMC Entertainment Holdings
Expires 12/21/2019, Strike Price $11.00	226	184,868	1,130
Expires 03/21/2020, Strike Price $10.00	331	270,758	17,212
Expires 06/20/2020, Strike Price $9.00	300	245,400	32,250
Aramark
Expires 01/18/2020, Strike Price $45.00	90	392,760	8,550
Bed Bath & Beyond
Expires 02/22/2020, Strike Price $15.00	60	87,480	9,600
CNH Industrial
Expires 12/21/2019, Strike Price $10.00	40	43,000	3,300
Expires 12/21/2019, Strike Price $12.50	50	53,750	250
CorePoint Lodging
Expires 01/18/2020, Strike Price $10.00	50	50,550	2,250
Expires 04/18/2020, Strike Price $10.00	50	50,550	5,125
Expires 04/18/2020, Strike Price $12.50	180	181,980	4,500

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Notional Amount	Value
Crestwood Equity Partners
Expires 01/18/2020, Strike Price $35.00	200	$634,400	$5,500
Expires 12/21/2019, Strike Price $35.00	250	793,000	2,500
DHT Holdings
Expires 01/18/2020, Strike Price $7.00	60	44,040	4,380
Frontline
Expires 12/21/2019, Strike Price $11.00	80	89,840	4,800
Pitney Bowes
Expires 01/18/2020, Strike Price $5.00	80	37,680	1,600
Scorpio Tankers
Expires 01/18/2020, Strike Price $35.00	30	103,170	8,100
Expires 04/18/2020, Strike Price $30.00	115	395,485	87,400
SeaWorld Entertainment
Expires 01/18/2020, Strike Price $30.00	40	117,120	4,900
Six Flags Entertainment Corp.
Expires 01/18/2020, Strike Price $42.50	60	260,880	13,800
Village Farms International
Expires 12/21/2019, Strike Price $10.00	50	33,100	500
Expires 12/21/2019, Strike Price $11.00	40	26,480	800
Westport Fuel Systems
Expires 04/18/2020, Strike Price $2.00	205	50,020	12,813
Expires 04/18/2020, Strike Price $3.00	100	24,400	2,500
Expires 12/21/2019, Strike Price $3.00	250	61,000	1,250
Put Options
Boeing
Expires 01/18/2020, Strike Price $310.00	10	366,180	1,200
Invesco S&P 500 Low Volatility ETF
Expires 12/21/2019, Strike Price $57.00	80	459,680	2,960
iShares China Large-Capital ETF
Expires 01/18/2020, Strike Price $42.00	40	163,760	8,440
iShares iBoxx High Yield Corporate Bond ETF
Expires 01/18/2020, Strike Price $87.00	200	1,738,800	18,400
iShares MSCI United Kingdom ETF
Expires 12/21/2019, Strike Price $30.00	100	329,300	1,000
iShares Russell 2000 ETF
Expires 01/18/2020, Strike Price $158.00	20	323,540	4,480

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
iShares Russell 2000 Value ETF
Expires 12/21/2019, Strike Price $120.00	48	$600,576	$24,000
RealReal
Expires 12/21/2019, Strike Price $17.50	10	17,200	1,350
SPDR Dow Jones Industrial Average ETF Trust
Expires 01/18/2020, Strike Price $275.00	15	421,425	4,485
SPDR S&P 500 ETF Trust
Expires 02/22/2020, Strike Price $303.00	25	785,775	11,525
Walt Disney
Expires 03/21/2020, Strike Price $140.00	20	303,160	6,600
Zoom Video Communications
Expires 12/21/2019, Strike Price $60.00	30	223,500	1,860
Expires 12/21/2019, Strike Price $65.00	10	74,500	1,400
TOTAL PURCHASED OPTIONS
(Cost $449,474)			$328,835

WRITTEN OPTIONS - (0.01)% (i)
Call Options
Aircastle
Expires 12/21/2019, Strike Price $30.00	(4)	$(12,796)	$(800)
Aramark
Expires 01/18/2020, Strike Price $50.00	(90)	(392,760)	(1,350)
Ares Capital Corp.
Expires 12/21/2019, Strike Price $19.00	(51)	(95,523)	(459)
Six Flags Entertainment Corp.
Expires 01/18/2020, Strike Price $50.00	(60)	(260,880)	(1,260)
Expires 12/21/2019, Strike Price $45.00	(25)	(108,700)	(1,375)
Put Options
iShares MSCI United Kingdom ETF
Expires 12/21/2019, Strike Price $26.00	(100)	(329,300)	(500)
National Beverage Corp.
Expires 12/21/2019, Strike Price $40.00	(20)	(99,280)	(1,200)
TOTAL WRITTEN OPTIONS
(Premiums Received $11,664)			$(6,944)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At November 30, 2019, these securities amounted to $5,108,980 or 8.78% of total net assets.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2019, these securities amounted to $6,215,676, which represents 10.69% of total net assets.

(f)	Level 3 security in accordance with fair value hierarchy.
(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2019 is $3,607,365, which represents 6.20% of total net assets.

(h)	The rate shown is the 7-day effective yield as of November 30, 2019.
(i)	Non-income producing security.
(j)	Refer to table below for details on Options Contracts.

CBOT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,814,642	$—	$—	$15,814,642
Preferred Stock	2,786,622	10,125,105	—	12,911,727
Corporate Bonds	—	11,943,407	—	11,943,407
Municipal Bonds	—	8,493,172	—	8,493,172
Asset-Backed Securities	—	4,792,405	553,552	5,345,957
U.S. Government & Agency Obligations	—	983,170	3,053,813	4,036,983
Closed-End Funds	1,808,920	—	—	1,808,920
U.S. Government Mortgage-Backed Obligations	—	758,567	—	758,567
Short-Term Investment	2,890,974	—	—	2,890,974
Total Investments in Securities	$23,301,158	$37,095,826	$3,607,365	$64,004,349

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(1,422,657)	$—	$—	$(1,422,657)
Exchange Traded Fund	(563,900)	—	—	(563,900)
Total Liabilities	$(1,986,557)	$—	$—	$(1,986,557)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$328,835	$—	$—	$328,835
Written Options	(6,944)	—	—	(6,944)
Future**
Unrealized Appreciation	180,746	—	—	180,746
Unrealized Depreciation	(264,745)	—	—	(264,745)
Total Other Financial Instruments	$237,892	$—	$—	$237,892

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$3,079,845
Accrued discounts/premiums	(837)
Realized gain/(loss)	(771)
Change in unrealized appreciation/(depreciation)	6,226
Purchases	—
Sales	(30,627)
Amortization Sold	(23)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2019	$3,053,813
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$6,226

Investments in Asset-Backed Security
Beginning balance as of June 1, 2019	$260,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	450,000
Sales	(156,448)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2019	$553,552
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended November 30, 2019, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2019

Assets:
Investments, at fair value (identified cost — $61,626,309)	$64,004,349
Receivables:
Due from Broker	558,098
Dividends and interest	445,389
Variation margin	34,234
Capital shares sold	17,585
Options purchased, at value (cost — $449,474)	328,835
Prepaid expenses	11,626
Total Assets	$65,400,116
Liabilities:
Securities sold short (proceeds — $1,918,546)	$1,986,557
Payables:
Due to Broker	4,783,677
Investment securities purchased	250,000
Capital shares redeemed	93,929
Investment advisory fees	35,804
Distributions to Shareholders	34,957
Shareholder servicing fees	9,548
Administration fees	4,297
Prime Broker fees	4,241
Dividend expense on securities sold short	1,772
Chief Compliance Officer fees	1,667
Variation margin	1,156
Trustees’ fees	582
Foreign currency payable (cost — $4)	4
Options written, at value (premiums received — $11,664)	6,944
Other accrued expenses	18,826
Total Liabilities	$7,233,961
Net Assets:	$58,166,155
Net Assets consist of:
Paid-in capital	$59,935,985
Total distributable loss	(1,769,830)
Net Assets	$58,166,155
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 6,207,617 shares outstanding)	$58,166,155
Net Asset Value, offering and redemption price per share — Institutional	$9.37

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Statement of Operations for the six-month period ended
November 30, 2019

Investment Income:
Dividends	$884,182
Dividends from Master Limited Partnerships	140,640
Interest	813,913
Total investment income	1,838,735
Expenses:
Investment advisory fees	210,619
Shareholder servicing fees	56,166
Prime Broker fees	67,605
Dividend expense on securities sold short	46,972
Professional fees	29,368
Accounting and administration fees	25,275
Registration and filing expenses	11,470
Chief Compliance Officer fees	8,195
Custodian fees	7,818
Trustees’ fees	5,958
Transfer agent fees	4,093
Printing fees	2,295
Other	9,248
Total expenses	485,082
Less:
Investment advisory fees waived	(6,304)
Net expenses	478,778
Net investment income	1,359,957
Realized and unrealized gain (loss) on:
Net realized gain on investments	1,362,226
Net realized loss on securities sold short	(97,132)
Net realized loss on futures contracts	(1,251,688)
Net realized loss on options	(452,130)
Net realized loss on foreign currency transactions	(4)
Net realized loss	(438,728)
Net change in unrealized appreciation/(depreciation) on investments	934,538
Net change in unrealized appreciation/(depreciation) on securities sold short	(190,293)
Net change in unrealized appreciation/(depreciation) on futures contracts	326,427
Net change in unrealized appreciation/(depreciation) on options	(33,117)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(10)
Net change in unrealized appreciation/(depreciation)	1,037,545
Net realized and unrealized gain	598,817
Net increase in net assets resulting from operations:	$1,958,774

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2019 (Unaudited)	For the Fiscal Year Ended May 31, 2019
Operations:
Net investment income	$1,359,957	$1,870,724
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(438,728)	(578,689)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	1,037,545	(5,996)
Net increase in net assets resulting from operations	1,958,774	1,286,039
Distributions	(1,403,905)	(1,566,592)
Return of Capital	—	(404,090)
Total distributions	(1,403,905)	(1,970,682)
Capital share transactions:
Institutional
Shares issued	7,088,238	24,551,552
Shares reinvested	869,401	1,634,275
Shares redeemed	(5,257,315)	(6,101,219)
Increase in net assets from capital share transactions	2,700,324	20,084,608
Increase in net assets	3,255,193	19,399,965
Net Assets:
Beginning of period/year	54,910,962	35,510,997
End of period/year	$58,166,155	$54,910,962
Share Transactions:
Institutional
Shares issued	757,719	2,634,950
Shares reinvested	92,722	174,665
Shares redeemed	(561,631)	(646,520)
Increase in shares	288,810	2,163,095
Institutional outstanding at beginning of period/year	5,918,807	3,755,712
Institutional at end of period/year	6,207,617	5,918,807

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

			Institutional
	For the Six-Month Period Ended Nov. 30, 2019 (Unaudited)		For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Period/Year	$9.28		$9.46	$9.54	$9.66		$10.13	$10.51
Investment Operations:
Net investment income(a)	0.23		0.42	0.41	0.40		0.38	0.36
Net realized and unrealized gain (loss) on investments	0.09		(0.15)	(0.03)	(0.08)		(0.45)	(0.38)
Total from investment operations	0.32		0.27	0.38	0.32		(0.07)	(0.02)
Distributions from:
Net investment income	(0.23)		(0.36)	(0.40)	(0.38)		(0.37)	(0.34)
Net capital gains	—		—	—	—		—	—
Net return of capital	—		(0.09)	(0.06)	(0.06)		(0.03)	(0.02)
Total distributions	(0.23)		(0.45)	(0.46)	(0.44)		(0.40)	(0.36)
Net Asset Value, End of Period/Year	$9.37		$9.28	$9.46	$9.54		$9.66	$10.13
Total return	3.52	%(e)	2.87%	4.10%	3.41%		(0.63)%	(0.19)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$58,166		$54,911	$35,511	$30,498		$30,432	$31,026
Ratio of expenses to average net assets
Before fee waiver	1.73	%(d)	1.91%	2.73%	3.10%		2.83%	2.90%
After fee waiver (b)	1.71	%(d)	1.91%	2.59%	2.94%		2.76%	2.62%
Ratio of net investment income to average net assets	4.86	%(d)	4.49%	4.36%	4.19%		3.89%	3.47%
Portfolio turnover rate	33	%(e)	75%	71%	87	%(c)	86%	131%

(a) Based on the average daily number of shares outstanding during the period.

(b) Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.30% for the period ended November 30, 2019, 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.

(c) Changed from 47% to 87%. Revision not considered material.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2019

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospect lives, using the interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At November 30, 2019, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,446,255.

(Unaudited)	21

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2019, there have been no significant changes to the Fund’s fair value methodologies.

22	CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2019	Valuation Techniques	Cusip	Security	Structure	Average Life Years	Coupon	N Spread	Variance to Dealer Average
U.S. Government & Agency Obligations - FHA Project Loans	$2,209,754	Matrix Pricing	.520073U	FHA 034-35272	No Prepayment Penalty	0.24	6.95%	235	1.16%
			.0E035TE	FHA 023-98146 St. Francis	Lock outends 6/12/2022	3.30	6.51%	250	-2.18%
			.0E025NK	FHA 053-35863 Robins Ridge	No Prepayment Penalty	0.24	5.75%	235	0.97%
U.S. Government & Agency Obligations - USDA Loan	$844,059	Matrix Pricing	.0E06U2C0	USDA Grand Prairie Apts	Fixed Coupon	8.71	5.95%	337	3rd Party Pricing
Asset-Backed Security	$553,552	Short Term	.0E0AA23	LEND 2019-3A A	Short Term	0.25	4.25%	Priced @ $100.00	NA
			.0E0AF4H	AURA 2019-5 B	Short Term	0.55	6.50%	Priced @ $100.00	NA
			.6700010	AURA 2019-6 B	Short Term	0.46	6.45%	Priced @ $100.00	NA

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

(Unaudited)	23

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

24	CCM Alternative Income Fund

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2019.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized

(Unaudited)	25

gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses

26	CCM Alternative Income Fund

on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2019 were as follows:

	Shares	Amount
Institutional
Shares issued	757,719	$7,088,238
Shares reinvested	92,722	869,401
Shares redeemed	(561,631)	(5,257,315)
Net Increase	288,810	$2,700,324

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
Institutional
Shares issued	2,634,950	$24,551,552
Shares reinvested	174,665	1,634,275
Shares redeemed	(646,520)	(6,101,219)
Net Increase	2,163,095	$20,084,608

(Unaudited)	27

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by the Fund for the six-month period ended November 30, 2019, were as follows:

Purchases:
U.S. Government	$—
Other	20,160,532
Sales and Maturities:
U.S. Government	$33,293
Other	18,306,733

At November 30, 2019, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$61,626,309
Gross unrealized appreciation	3,284,755
Gross unrealized depreciation	(906,715)
Net appreciation on investments	$2,378,040

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of November 30, 2019, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized appreciation on futures contracts*	$180,746	$—
Interest rate contracts	Net unrealized depreciation on futures contracts	—	(264,745)
Equity contracts	Options purchased, at value/Options written, at value	328,835	(6,944)
		$509,581	$(271,689)

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

28	CCM Alternative Income Fund

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2019, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest rate contracts	$—	$—	$—
Futures Contracts	(1,053,570)	687,091	(366,479)
Equity contracts	—	—	—
Futures Contracts	(198,118)	(360,664)	(558,782)
Options	(452,130)	(33,117)	(485,247)
	$(1,703,818)	$293,310	$(1,410,508)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the six-month period ended November 30, 2019:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	—	—
Average Notional Balance Short	16,527,802	4,666,162
Options Contracts
Average Notional Balance Long	—	407,100
Average Notional Balance Short	—	41,500

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2019				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$(1,986,557)	$(1,986,557)	$—	$1,986,557	$—
Total	$—	$(1,986,557)	$(1,986,557)	$—	$1,986,557	$—

(Unaudited)	29

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the six-month period ended November 30, 2019, the Advisor was entitled to receive advisory fees of $210,619. Prior to March 1, 2018, the annual rate for the advisory fee was 1.00%

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2020. For the six-month period ended November 30, 2019, the Fund incurred expenses under the Services Plan of $56,166.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2020 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. Prior to March 1, 2019, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceeded 1.40% of the average daily net assets of the Institutional Shares. The Advisor waived $6,304 of these fees during the six-month period ended November 30, 2019.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

30	CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2019	Fiscal Year Ended May 31, 2018
Distributions declared from:
Ordinary income	$1,566,592	$1,401,612
Return of Capital	404,090	213,382
Total Distributions	$1,970,682	$1,614,994

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2019, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(1,867,110)
Post-October losses	(1,757,156)
Other temporary differences	(339,350)
Unrealized appreciation, net	1,638,917
Accumulated losses, net	$(2,324,699)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2019, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$1,867,110	$—	$1,867,110

During the year ended May 31, 2019, the Fund utilized $796,483 in capital loss carryforwards to offset capital gains.

(Unaudited)	31

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commerical or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a

32	CCM Alternative Income Fund

counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain exchange-traded funds or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse

(Unaudited)	33

economic, business or political developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

34	CCM Alternative Income Fund

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Note 9 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

Note 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	35

Shareholder Voting Results

A special meeting of shareholders of Community Capital Trust (the “Trust”) was held on June 26, 2019, at the offices of Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103. At the meeting, the following matter was voted upon by the shareholders of the Trust (the resulting votes are presented below):

1. Election of three Trustees of Community Capital Trust.

NOMINEE	AFFIRMATIVE	WITHHELD
Irvin M. Henderson	70,779,672	8,891,791
Robert O. Lehrman	70,924,355	8,747,107
Mirian Saez	74,874,592	4,796,870

36	CCM Alternative Income Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

(Unaudited)	1

TABLE OF CONTENTS
Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	37
Statement of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	44
Shareholder Voting Results	55

2	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2019

Top Ten Holdings*
(% of Net Assets)

U.S. Treasury Notes, 1.63%, 08/15/2029	1.13%
U.S. Treasury Notes, 1.75%, 11/15/2029	0.88%
Oportun Funding VIII, Ser 2018-A , Cl A 3.61%, 03/08/2024	0.85%
FNMA Single Family, 3.50%, 01/01/2049	0.76%
Bank of America Corp., MTN3.50%, 05/17/2022	0.74%
USDA Loan, 7.00%, 06/25/2038	0.71%
FNMA Single Family, 3.50%, 02/01/2049	0.69%
FREED Trust, Ser 2019-2 , Cl A 2.62%, 11/18/2026	0.63%
FNMA Multifamily, 3.39%, 03/01/2033	0.63%
U.S. Treasury Notes, 2.38%, 05/15/2029	0.47%
7.49%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	6.24%
Bank Deposit	0.22%
Corporate Bonds	2.93%
FGLMC Single Family	9.10%
FHA Project Loans	0.43%
FHMS Multifamily	0.34%
FNMA Multifamily	9.73%
FNMA Single Family	25.96%
FRESB Multifamily	0.07%
GNMA Multifamily	20.15%
GNMA Single Family	1.75%
HUD	0.04%
Money Market Fund	2.15%
Municipal Bonds	15.28%
Small Business Administration	1.87%
Small Business Administration Participation Certificates	0.03%
Small Business Investment Company	0.02%
U.S. Treasury Notes	2.92%
USDA Loan	0.73%
Other Assets Exceeding Liabilities	0.04%
100.00%

(Unaudited)	3

Expenses November 30, 2019

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six-month period ended November 30, 2019.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period* June 1, 2019 Through November 30, 2019
Actual	CRA Shares	$1,000.00	$1,022.20	$4.66
	Institutional Shares	1,000.00	1,023.60	2.38
	Retail Shares	1,000.00	1,022.80	4.15
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.40	$4.65
	Institutional Shares	1,000.00	1,022.65	2.38
	Retail Shares	1,000.00	1,020.90	4.14

* Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.22%, 2.36% and 2.28% for the period June 1, 2019 to November 30, 2019 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2019

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.23%
FGLMC Single Family - 9.1%
Pool Q16506, 3.00%, 02/01/2043	$34,546	$35,067
Pool Q40627, 3.00%, 05/01/2046	3,919,107	4,016,044
Pool Q41877, 3.00%, 07/01/2046	2,031,207	2,081,449
Pool Q43158, 3.00%, 09/01/2046	1,593,553	1,632,968
Pool Q44344, 3.00%, 11/01/2046	573,814	587,756
Pool Q44395, 3.00%, 11/01/2046	2,199,800	2,253,251
Pool Q45623, 3.00%, 01/01/2047	4,346,356	4,453,827
Pool QA2069, 3.00%, 07/01/2049	1,206,358	1,224,397
Pool QA2173, 3.00%, 08/01/2049	822,435	834,738
Pool QA2405, 3.00%, 08/01/2049	2,798,859	2,840,712
Pool RA1190, 3.00%, 08/01/2049	1,480,274	1,503,229
Pool QA3109, 3.00%, 09/01/2049	2,254,422	2,288,147
Pool QA4231, 3.00%, 09/01/2049	3,582,569	3,636,141
Pool QA3562, 3.00%, 10/01/2049	2,924,201	2,967,928
Pool QA4780, 3.00%, 11/01/2049	1,868,514	1,896,455
Pool RA1773, 3.00%, 11/01/2049	1,725,998	1,753,007
Pool Q07121, 3.50%, 04/01/2042	55,618	57,134
Pool Q07398, 3.50%, 04/01/2042	82,037	84,777
Pool Q37430, 3.50%, 11/01/2045	157,207	163,913
Pool Q38376, 3.50%, 01/01/2046	870,916	907,932
Pool Q39359, 3.50%, 03/01/2046	1,877,298	1,956,905
Pool Q40641, 3.50%, 05/01/2046	1,287,050	1,341,134
Pool Q45628, 3.50%, 01/01/2047	3,536,221	3,669,809
Pool Q47221, 3.50%, 03/01/2047	1,045,941	1,081,473
Pool Q48279, 3.50%, 05/01/2047	1,100,959	1,140,280
Pool Q49035, 3.50%, 06/01/2047	1,883,055	1,960,418
Pool Q49605, 3.50%, 07/01/2047	767,269	798,728
Pool Q50393, 3.50%, 09/01/2047	2,625,673	2,720,249
Pool Q50943, 3.50%, 09/01/2047	1,669,152	1,730,621
Pool Q51685, 3.50%, 10/01/2047	2,627,020	2,712,738
Pool V83539, 3.50%, 10/01/2047	2,757,127	2,866,236
Pool Q52610, 3.50%, 11/01/2047	2,238,420	2,310,005
Pool V83815, 3.50%, 12/01/2047	1,061,475	1,096,389
Pool Q53325, 3.50%, 01/01/2048	2,113,811	2,195,657
Pool Q54012, 3.50%, 01/01/2048	2,671,245	2,774,439
Pool Q54511, 3.50%, 02/01/2048	2,666,016	2,749,937
Pool Q54585, 3.50%, 02/01/2048	4,796,297	4,945,922
Pool Q54876, 3.50%, 03/01/2048	1,684,799	1,740,014
Pool Q55002, 3.50%, 03/01/2048	2,652,057	2,737,032
Pool Q62396, 3.50%, 04/01/2049	775,150	795,964
Pool QA2070, 3.50%, 07/01/2049	1,574,099	1,632,733
Pool QA2301, 3.50%, 08/01/2049	1,315,995	1,361,347
Pool QA3110, 3.50%, 09/01/2049	1,334,801	1,371,948
Pool QA3982, 3.50%, 10/01/2049	1,703,123	1,750,521
Pool QA4885, 3.50%, 11/01/2049	1,383,220	1,430,890
Pool A97097, 4.00%, 02/01/2041	43,714	45,389
Pool Q39374, 4.00%, 03/01/2046	82,457	87,126
Pool Q47223, 4.00%, 03/01/2047	1,583,653	1,663,076
Pool Q47775, 4.00%, 04/01/2047	1,152,178	1,211,483
Pool Q48287, 4.00%, 05/01/2047	2,938,225	3,085,771
Pool Q48819, 4.00%, 06/01/2047	2,755,782	2,890,144

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool Q49040, 4.00%, 06/01/2047	$5,101,496	$5,347,182
Pool Q49606, 4.00%, 07/01/2047	3,716,827	3,893,921
Pool Q49898, 4.00%, 08/01/2047	1,408,746	1,469,521
Pool Q50397, 4.00%, 08/01/2047	3,641,894	3,813,543
Pool Q50951, 4.00%, 09/01/2047	2,736,148	2,863,093
Pool Q51686, 4.00%, 10/01/2047	1,860,834	1,941,282
Pool V83540, 4.00%, 10/01/2047	1,659,411	1,741,991
Pool Q53883, 4.00%, 01/01/2048	940,976	984,428
Pool Q01597, 4.00%, 02/01/2048	1,461,106	1,528,417
Pool Q54586, 4.00%, 02/01/2048	5,690,052	5,956,351
Pool Q54877, 4.00%, 02/01/2048	1,195,474	1,250,548
Pool Q55004, 4.00%, 03/01/2048	2,555,805	2,673,552
Pool Q55631, 4.00%, 04/01/2048	3,854,167	4,015,800
Pool Q56253, 4.00%, 05/01/2048	4,248,630	4,422,056
Pool Q56469, 4.00%, 06/01/2048	2,724,799	2,849,493
Pool Q56900, 4.00%, 06/01/2048	2,782,707	2,894,051
Pool Q57029, 4.00%, 07/01/2048	2,218,617	2,343,298
Pool Q57388, 4.00%, 07/01/2048	1,533,628	1,603,719
Pool Q57694, 4.00%, 08/01/2048	1,943,081	2,019,280
Pool Q58271, 4.00%, 09/01/2048	1,524,100	1,595,436
Pool Q58366, 4.00%, 09/01/2048	850,759	896,826
Pool Q58774, 4.00%, 10/01/2048	2,784,054	2,914,356
Pool Q59058, 4.00%, 10/01/2048	2,269,693	2,360,632
Pool Q59686, 4.00%, 11/01/2048	1,323,949	1,387,802
Pool Q60213, 4.00%, 12/01/2048	2,300,180	2,390,640
Pool Q60598, 4.00%, 01/01/2049	1,327,538	1,388,302
Pool Q61151, 4.00%, 01/01/2049	1,280,743	1,327,922
Pool Q61387, 4.00%, 02/01/2049	2,318,197	2,410,216
Pool Q61800, 4.00%, 03/01/2049	1,775,154	1,854,107
Pool Q61986, 4.00%, 03/01/2049	2,665,545	2,770,139
Pool Q62397, 4.00%, 04/01/2049	1,872,827	1,946,267
Pool QA2071, 4.00%, 07/01/2049	1,221,085	1,277,763
Pool QA4064, 4.00%, 10/01/2049	1,143,114	1,195,058
Pool A91363, 4.50%, 03/01/2040	268,824	287,408
Pool A91756, 4.50%, 03/01/2040	296,358	316,509
Pool A92905, 4.50%, 06/01/2040	129,988	136,674
Pool A93467, 4.50%, 08/01/2040	204,530	216,839
Pool Q01597, 4.50%, 05/01/2041	290,288	305,167
Pool Q02377, 4.50%, 07/01/2041	158,637	166,788
Pool Q47624, 4.50%, 04/01/2047	1,081,561	1,154,072
Pool Q48294, 4.50%, 05/01/2047	938,083	996,088
Pool Q49044, 4.50%, 07/01/2047	1,999,710	2,111,202
Pool Q49608, 4.50%, 07/01/2047	757,064	796,987
Pool Q49902, 4.50%, 08/01/2047	373,566	396,663
Pool Q55774, 4.50%, 04/01/2048	1,983,767	2,109,809
Pool Q56476, 4.50%, 05/01/2048	3,472,144	3,654,774
Pool 56906, 4.50%, 06/01/2048	3,280,145	3,484,610
Pool 57388, 4.50%, 07/01/2048	2,699,651	2,861,659
Pool Q57906, 4.50%, 08/01/2048	2,552,211	2,714,387
Pool Q58775, 4.50%, 09/01/2048	2,569,378	2,722,658
Pool Q59454, 4.50%, 09/01/2048	962,423	1,023,580
Pool Q60215, 4.50%, 11/01/2048	1,803,077	1,895,648
Pool Q61389, 4.50%, 02/01/2049	847,922	892,121
Pool A68734, 5.00%, 07/01/2037	18,313	19,549
Pool A91364, 5.00%, 03/01/2040	334,140	357,166

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool A92906, 5.00%, 07/01/2040	$296,622	$319,446
Pool A56707, 5.50%, 01/01/2037	65,535	70,605
Pool A58653, 5.50%, 03/01/2037	56,592	60,931
Pool A68746, 5.50%, 10/01/2037	138,885	149,588
Pool A76192, 5.50%, 04/01/2038	284,963	309,569
Pool A76444, 5.50%, 04/01/2038	108,975	117,386
Pool A78742, 5.50%, 06/01/2038	583,718	637,009
Pool G06072, 6.00%, 06/01/2038	387,516	444,770
Pool G06073, 6.50%, 10/01/2037	720,299	853,943
		205,983,847
FHA Project Loans - 0.43%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,877,467	3,002,071
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,521,153	5,980,856
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	587,600	623,673
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	198,163	197,462
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	24,100	24,029
		9,828,091
FHMS Multifamily - 0.34%
Pool KF36, 2.12%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	3,602,984	3,585,632
Pool K094, 2.70%, 04/25/2029	4,017,130	4,147,414
		7,733,046
FNMA Multifamily - 9.73%
Pool AM2208, 1.81%, 01/01/2020	648,135	647,244
Pool AN2159, 2.06%, 12/01/2022	1,421,556	1,419,634
Pool AN3157, 2.25%, 10/01/2026	4,394,239	4,414,717
Pool AN1684, 2.30%, 06/01/2023	2,644,907	2,670,554
Pool AM8728, 2.32%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,723,188	2,713,087
Pool AM1114, 2.34%, 11/01/2022	1,076,114	1,086,140
Pool BL4589, 2.45%, 10/01/2029	6,552,313	6,649,477
Pool AM2198, 2.48%, 01/01/2023	96,103	97,429
Pool BL4134, 2.52%, 02/01/2034	6,420,000	6,451,309
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,021,433
Pool AN1381, 2.56%, 08/01/2026	911,286	932,628
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,326,346
Pool AN1428, 2.69%, 04/01/2026	584,648	602,155
Pool AN0668, 2.75%, 10/01/2021	2,058,332	2,082,581
Pool AN0761, 2.75%, 10/01/2021	2,722,868	2,754,744
Pool AN0777, 2.75%, 11/01/2021	2,145,931	2,173,085
Pool AM9007, 2.78%, 05/01/2025	482,416	499,983
Pool AN0454, 2.80%, 02/01/2026	1,144,417	1,185,518
Pool AM8561, 2.82%, 04/01/2025	4,119,300	4,275,176
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,851,363
Pool AN0876, 2.85%, 02/01/2026	1,399,244	1,452,660
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,254,227
Pool 471460, 2.88%, 06/01/2022	865,106	886,005
Pool AM7627, 2.95%, 01/01/2025	2,893,884	3,018,924
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,359,623
Pool AN5781, 2.96%, 06/01/2029	383,682	395,668
Pool AN8458, 2.97%, 02/01/2025	5,000,000	5,225,180
Pool AN5536, 2.97%, 05/01/2027	3,288,806	3,450,689
Pool BL2741, 2.97%, 06/01/2029	3,498,199	3,692,756
Pool AN6926, 3.00%, 11/01/2032	1,013,682	1,065,243
Pool AN0915, 3.01%, 02/01/2026	468,477	490,507

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool AN7354, 3.03%, 11/01/2027	$2,686,951	$2,832,653
Pool AN3838, 3.05%, 01/01/2022	479,899	479,960
Pool AN5273, 3.06%, 05/01/2027	405,131	427,778
Pool AN6579, 3.06%, 09/01/2027	1,469,397	1,527,027
Pool AN5758, 3.09%, 06/01/2027	1,516,019	1,577,129
Pool BL2603, 3.10%, 05/01/2029	5,753,166	6,129,861
Pool AN4301, 3.15%, 01/01/2027	500,000	528,630
Pool AN8567, 3.15%, 03/01/2028	7,485,776	7,938,510
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,603,644
Pool AN8521, 3.19%, 03/01/2028	2,500,000	2,609,566
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,374,966
Pool AN6262, 3.20%, 08/01/2027	516,786	548,721
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,797,004
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,330,932
Pool AN4133, 3.21%, 01/01/2033	237,564	251,529
Pool AM8227, 3.21%, 03/01/2033	92,175	99,010
Pool AM9393, 3.23%, 07/01/2025	929,292	940,029
Pool AN5792, 3.30%, 04/01/2034	929,221	991,721
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,398,100
Pool AM9780, 3.31%, 03/01/2031	380,828	407,277
Pool BL2249, 3.32%, 04/01/2029	800,000	856,503
Pool AM6620, 3.34%, 08/01/2024	547,341	546,551
Pool BL2377, 3.34%, 05/01/2031	2,570,600	2,785,662
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,250,007
Pool AN8814, 3.36%, 04/01/2028	975,693	1,046,849
Pool AN4505, 3.36%, 02/01/2032	980,288	1,062,975
Pool 470414, 3.37%, 01/01/2022	215,729	215,320
Pool AM3973, 3.37%, 07/01/2023	3,270,480	3,418,916
Pool AN4978, 3.39%, 03/01/2033	13,250,000	14,289,306
Pool AN5418, 3.40%, 05/01/2033	750,000	810,564
Pool AM5986, 3.44%, 06/01/2026	596,427	641,548
Pool AN9534, 3.45%, 06/01/2025	2,445,188	2,613,556
Pool AN4404, 3.45%, 01/01/2027	689,239	724,550
Pool BL0478, 3.57%, 10/01/2025	2,065,976	2,217,554
Pool AN9020, 3.57%, 04/01/2030	6,715,000	7,213,077
Pool AN4782, 3.69%, 02/01/2037	1,631,463	1,802,713
Pool AN1108, 3.76%, 03/01/2046	281,597	298,296
Pool AN4171, 3.79%, 01/01/2035	814,025	799,446
Pool AN9844, 3.80%, 07/01/2030	804,299	896,066
Pool 469075, 3.82%, 09/01/2021	653,018	669,613
Pool BL1090, 3.82%, 12/01/2025	987,614	1,077,708
Pool AM9376, 3.83%, 07/01/2045	467,311	501,712
Pool 466973, 3.85%, 01/01/2021	1,990,648	2,015,046
Pool 469094, 3.90%, 09/01/2026	138,665	146,419
Pool AN0360, 3.95%, 12/01/2045	100,000	113,629
Pool 468263, 3.98%, 06/01/2021	3,456,275	3,531,933
Pool AN4676, 4.10%, 03/01/2047	1,294,976	1,427,770
Pool AM5197, 4.20%, 01/01/2030	389,605	442,614
Pool 465435, 4.22%, 07/01/2020	407,799	408,596
Pool 467732, 4.57%, 04/01/2021	259,872	259,364
Pool 468251, 4.76%, 06/01/2026	562,134	634,599
Pool 464133, 4.85%, 01/01/2025	1,889,198	2,079,756
Pool 387517, 5.02%, 08/01/2020	547,164	549,543
Pool 466907, 5.13%, 03/01/2026	368,511	417,657
Pool 387215, 5.19%, 01/01/2023	392,705	418,826

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 465394, 5.20%, 03/01/2026	$495,927	$555,945
Pool 463895, 5.25%, 10/01/2025	343,859	403,861
Pool 874487, 5.52%, 05/01/2025	452,560	515,424
Pool 463000, 5.58%, 08/01/2021	1,170,690	1,217,195
Pool 874481, 5.75%, 04/01/2022	3,168,877	3,354,813
Pool 387005, 5.95%, 06/01/2022	311,019	310,497
Pool 873949, 5.95%, 09/01/2024	1,142,030	1,208,874
Pool 463839, 5.96%, 11/01/2027	612,782	697,044
Pool 873679, 6.10%, 06/01/2024	400,704	435,401
Pool 467914, 6.10%, 04/01/2041	492,488	590,961
Pool 463997, 6.12%, 12/01/2027	915,350	1,073,582
Pool 958614, 6.22%, 04/01/2027	337,871	390,833
Pool 464836, 6.23%, 03/01/2028	1,591,422	1,820,790
Pool 465260, 6.33%, 06/01/2028	1,442,909	1,717,007
Pool 464254, 6.34%, 11/01/2027	2,430,814	2,856,901
Pool 464969, 6.34%, 04/01/2028	2,474,271	3,031,642
Pool 464632, 6.50%, 02/01/2028	452,775	499,829
Pool 465588, 6.55%, 07/01/2028	550,646	668,345
Pool 466756, 6.59%, 12/01/2028	1,681,776	2,029,510
Pool 464573, 6.72%, 02/01/2040	2,169,045	2,503,667
Pool 466595, 6.78%, 11/01/2025	3,482,426	4,269,844
Pool 469854, 8.26%, 12/01/2026	1,553,743	2,046,912
		220,323,253
FNMA Single Family - 25.96%
Pool AB6333, 3.00%, 09/01/2042	673,258	692,855
Pool AP7482, 3.00%, 09/01/2042	99,588	102,486
Pool AP9712, 3.00%, 09/01/2042	113,540	116,845
Pool AB7486, 3.00%, 12/01/2042	948,043	975,250
Pool TBA, 3.00%, 12/12/2042	985,603	999,502
Pool AR5591, 3.00%, 01/01/2043	50,561	51,538
Pool AT1983, 3.00%, 04/01/2043	674,794	694,438
Pool AB9496, 3.00%, 05/01/2043	52,282	53,255
Pool AR6415, 3.00%, 05/01/2043	346,034	355,895
Pool AT0343, 3.00%, 05/01/2043	41,794	42,976
Pool AS7134, 3.00%, 05/01/2046	1,471,999	1,507,561
Pool AS7340, 3.00%, 06/01/2046	3,400,213	3,482,360
Pool BC1141, 3.00%, 06/01/2046	912,054	934,075
Pool AS7521, 3.00%, 07/01/2046	1,900,934	1,946,859
Pool BD0472, 3.00%, 07/01/2046	750,464	764,883
Pool AS7816, 3.00%, 08/01/2046	4,328,990	4,433,580
Pool BC2796, 3.00%, 08/01/2046	1,998,396	2,046,678
Pool AS7899, 3.00%, 09/01/2046	2,208,271	2,261,624
Pool BD6343, 3.00%, 09/01/2046	783,297	797,674
Pool AS8079, 3.00%, 10/01/2046	2,740,640	2,806,853
Pool BC4722, 3.00%, 10/01/2046	712,613	729,829
Pool AS8290, 3.00%, 11/01/2046	2,461,161	2,520,624
Pool AS8463, 3.00%, 12/01/2046	3,154,821	3,231,037
Pool BC9073, 3.00%, 12/01/2046	2,507,227	2,567,801
Pool AS8650, 3.00%, 01/01/2047	9,528,504	9,758,710
Pool BD7042, 3.00%, 03/01/2047	891,735	913,271
Pool BN6614, 3.00%, 05/01/2049	955,790	970,657
Pool BN8885, 3.00%, 05/01/2049	1,028,508	1,043,870
Pool BN6722, 3.00%, 06/01/2049	1,581,161	1,605,638
Pool BN8907, 3.00%, 06/01/2049	905,641	919,197
Pool BN8921, 3.00%, 06/01/2049	501,620	509,124

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool BO1800, 3.00%, 06/01/2049	$2,542,908	$2,582,479
Pool BO1272, 3.00%, 07/01/2049	2,440,727	2,477,140
Pool BO1283, 3.00%, 07/01/2049	1,696,310	1,721,676
Pool CA3873, 3.00%, 07/01/2049	3,410,181	3,463,587
Pool BN7692, 3.00%, 08/01/2049	2,304,217	2,340,261
Pool BN7703, 3.00%, 08/01/2049	9,781,935	9,934,155
Pool BO1314, 3.00%, 08/01/2049	2,407,950	2,443,956
Pool BO1318, 3.00%, 08/01/2049	2,157,560	2,189,823
Pool BO1324, 3.00%, 08/01/2049	2,242,212	2,275,740
Pool CA3957, 3.00%, 08/01/2049	4,298,094	4,365,352
Pool BO2209, 3.00%, 09/01/2049	1,583,647	1,608,429
Pool BO2957, 3.00%, 09/01/2049	2,188,911	2,221,643
Pool BO2962, 3.00%, 09/01/2049	3,529,023	3,581,794
Pool BO3017, 3.00%, 09/01/2049	4,908,498	4,981,897
Pool BO3200, 3.00%, 09/01/2049	1,264,642	1,284,431
Pool CA4244, 3.00%, 09/01/2049	1,524,353	1,548,206
Pool BO5402, 3.00%, 10/01/2049	3,602,150	3,656,015
Pool BO5431, 3.00%, 10/01/2049	2,268,116	2,302,033
Pool BO5441, 3.00%, 10/01/2049	2,763,770	2,805,098
Pool CA4331, 3.00%, 10/01/2049	4,806,835	4,882,052
Pool BO4660, 3.00%, 11/01/2049	2,438,277	2,476,432
Pool BO5348, 3.00%, 11/01/2049	3,372,504	3,422,936
Pool BO5477, 3.00%, 11/01/2049	5,193,825	5,271,491
Pool BO5487, 3.00%, 11/01/2049	2,803,215	2,845,133
Pool CA4531, 3.00%, 11/01/2049	7,242,469	7,355,797
Pool BO5371, 3.00%, 12/01/2049	2,075,739	2,118,350
Pool AS0092, 3.50%, 07/01/2043	210,854	220,853
Pool AU1769, 3.50%, 08/01/2043	332,626	348,229
Pool AX4858, 3.50%, 12/01/2044	303,006	316,096
Pool AX7551, 3.50%, 01/01/2045	253,876	262,076
Pool AY4388, 3.50%, 02/01/2045	503,597	528,597
Pool AS4536, 3.50%, 03/01/2045	274,735	286,308
Pool AX9585, 3.50%, 03/01/2045	1,862,281	1,941,139
Pool AY5019, 3.50%, 03/01/2045	168,785	174,542
Pool AS4738, 3.50%, 04/01/2045	899,668	937,840
Pool AY1387, 3.50%, 04/01/2045	307,089	321,631
Pool AS4913, 3.50%, 05/01/2045	1,185,612	1,235,463
Pool AY3458, 3.50%, 05/01/2045	440,155	458,696
Pool AY8252, 3.50%, 05/01/2045	204,619	212,879
Pool AY8271, 3.50%, 05/01/2045	194,583	201,276
Pool AS5117, 3.50%, 06/01/2045	1,100,853	1,147,223
Pool AZ2274, 3.50%, 06/01/2045	240,825	250,554
Pool AZ2316, 3.50%, 06/01/2045	236,493	244,705
Pool AS5351, 3.50%, 07/01/2045	275,108	286,692
Pool AZ0805, 3.50%, 07/01/2045	827,945	862,820
Pool AZ5686, 3.50%, 07/01/2045	189,112	195,560
Pool AS5579, 3.50%, 08/01/2045	193,053	199,214
Pool AZ5696, 3.50%, 08/01/2045	232,530	242,125
Pool AS5767, 3.50%, 09/01/2045	565,879	589,641
Pool AZ2904, 3.50%, 09/01/2045	305,039	317,851
Pool AZ9193, 3.50%, 09/01/2045	183,751	189,880
Pool AS5917, 3.50%, 10/01/2045	912,973	951,331
Pool AZ4755, 3.50%, 10/01/2045	158,989	166,177
Pool AS6127, 3.50%, 11/01/2045	708,881	738,691
Pool AS6309, 3.50%, 12/01/2045	514,716	536,385

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BC0066, 3.50%, 12/01/2045	$271,436	$282,860
Pool AS6467, 3.50%, 01/01/2046	2,162,819	2,253,773
Pool AS6616, 3.50%, 02/01/2046	1,249,188	1,301,163
Pool BC0223, 3.50%, 02/01/2046	1,412,683	1,471,828
Pool BC0226, 3.50%, 02/01/2046	220,117	229,380
Pool AS6785, 3.50%, 03/01/2046	2,548,434	2,654,773
Pool AS6956, 3.50%, 04/01/2046	2,457,253	2,559,715
Pool BC0801, 3.50%, 04/01/2046	944,802	984,528
Pool AS7135, 3.50%, 05/01/2046	359,539	374,058
Pool BC6041, 3.50%, 05/01/2046	1,017,458	1,051,944
Pool BD0456, 3.50%, 06/01/2046	221,344	229,512
Pool BC9068, 3.50%, 12/01/2046	657,756	684,321
Pool AS8635, 3.50%, 01/01/2047	4,390,308	4,558,068
Pool AS8808, 3.50%, 02/01/2047	2,963,589	3,082,086
Pool AS8918, 3.50%, 03/01/2047	6,564,688	6,815,884
Pool BD7046, 3.50%, 03/01/2047	6,043,609	6,276,999
Pool BE7198, 3.50%, 03/01/2047	576,421	601,540
Pool AS9380, 3.50%, 04/01/2047	2,727,752	2,834,696
Pool BH1139, 3.50%, 04/01/2047	598,942	624,915
Pool BH1158, 3.50%, 04/01/2047	608,368	628,394
Pool AS9548, 3.50%, 05/01/2047	4,631,284	4,806,317
Pool BD2416, 3.50%, 05/01/2047	2,476,427	2,569,787
Pool AS9814, 3.50%, 06/01/2047	3,861,472	3,980,091
Pool BE3687, 3.50%, 06/01/2047	1,328,277	1,386,150
Pool BH5307, 3.50%, 06/01/2047	609,065	627,648
Pool AS9943, 3.50%, 07/01/2047	4,636,343	4,802,849
Pool BH5329, 3.50%, 07/01/2047	379,862	393,171
Pool BH2607, 3.50%, 08/01/2047	1,407,748	1,464,546
Pool CA0116, 3.50%, 08/01/2047	3,195,075	3,307,294
Pool BH2671, 3.50%, 09/01/2047	2,212,717	2,292,585
Pool BH5391, 3.50%, 09/01/2047	983,795	1,019,183
Pool CA0408, 3.50%, 09/01/2047	1,570,819	1,624,939
Pool BH4063, 3.50%, 10/01/2047	1,488,773	1,533,318
Pool BH9370, 3.50%, 10/01/2047	1,495,504	1,542,440
Pool CA0566, 3.50%, 10/01/2047	2,036,302	2,106,066
Pool BH5746, 3.50%, 11/01/2047	3,444,761	3,564,337
Pool CA0744, 3.50%, 11/01/2047	1,166,602	1,206,458
Pool BH7046, 3.50%, 12/01/2047	5,814,675	6,020,037
Pool BJ1663, 3.50%, 12/01/2047	2,521,916	2,595,189
Pool CA0918, 3.50%, 12/01/2047	2,066,569	2,137,173
Pool BH7097, 3.50%, 01/01/2048	4,247,626	4,398,782
Pool BJ4551, 3.50%, 01/01/2048	1,838,524	1,890,977
Pool BJ4562, 3.50%, 01/01/2048	824,091	849,894
Pool CA1074, 3.50%, 01/01/2048	3,311,699	3,443,393
Pool BH9270, 3.50%, 02/01/2048	3,805,898	3,938,284
Pool BJ4611, 3.50%, 02/01/2048	2,110,159	2,177,375
Pool BJ4612, 3.50%, 02/01/2048	1,287,851	1,332,282
Pool CA1243, 3.50%, 02/01/2048	7,614,317	7,894,679
Pool BJ0616, 3.50%, 03/01/2048	3,488,018	3,606,903
Pool BJ0652, 3.50%, 03/01/2048	2,541,829	2,627,977
Pool BK1959, 3.50%, 03/01/2048	1,797,962	1,852,196
Pool BK1960, 3.50%, 03/01/2048	1,287,613	1,330,907
Pool CA1414, 3.50%, 03/01/2048	4,626,053	4,780,179
Pool MA3574, 3.50%, 01/01/2049	16,726,400	17,193,759
Pool BN5245, 3.50%, 02/01/2049	1,468,344	1,511,557

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool MA3597, 3.50%, 02/01/2049	$15,210,860	$15,623,274
Pool BN4385, 3.50%, 03/01/2049	1,131,292	1,169,535
Pool BN5344, 3.50%, 03/01/2049	2,060,527	2,122,026
Pool BN6226, 3.50%, 03/01/2049	174,368	179,064
Pool BN6235, 3.50%, 04/01/2049	266,452	275,234
Pool BN6245, 3.50%, 04/01/2049	269,240	276,764
Pool BN6283, 3.50%, 04/01/2049	988,959	1,016,573
Pool BN6567, 3.50%, 04/01/2049	2,628,426	2,707,471
Pool CA3399, 3.50%, 04/01/2049	2,963,499	3,051,530
Pool BN6299, 3.50%, 05/01/2049	1,413,153	1,452,722
Pool BN6619, 3.50%, 05/01/2049	2,548,234	2,622,958
Pool BN8886, 3.50%, 05/01/2049	5,114,663	5,257,591
Pool CA3556, 3.50%, 05/01/2049	3,370,799	3,470,155
Pool BN6735, 3.50%, 06/01/2049	2,466,131	2,539,105
Pool BN8911, 3.50%, 06/01/2049	3,440,693	3,536,841
Pool BN8922, 3.50%, 06/01/2049	2,200,620	2,262,239
Pool BN8930, 3.50%, 06/01/2049	3,301,074	3,393,130
Pool CA3738, 3.50%, 06/01/2049	2,857,686	2,957,652
Pool BO1273, 3.50%, 07/01/2049	4,962,696	5,101,089
Pool BO1284, 3.50%, 07/01/2049	4,322,179	4,471,131
Pool BO1315, 3.50%, 07/01/2049	2,741,167	2,817,609
Pool BO1795, 3.50%, 07/01/2049	1,984,437	2,042,473
Pool CA3874, 3.50%, 07/01/2049	3,470,178	3,571,666
Pool BO1319, 3.50%, 08/01/2049	2,956,259	3,038,531
Pool BO1358, 3.50%, 08/01/2049	2,304,498	2,368,631
Pool BO2963, 3.50%, 09/01/2049	3,684,455	3,786,992
Pool BO5403, 3.50%, 10/01/2049	1,399,995	1,448,243
Pool BO5349, 3.50%, 11/01/2049	888,290	921,380
Pool BO5478, 3.50%, 11/01/2049	2,914,470	3,023,035
Pool BO5488, 3.50%, 11/01/2049	1,868,135	1,920,126
Pool BO5372, 3.50%, 12/01/2049	910,801	936,148
Pool AH0540, 4.00%, 12/01/2040	27,176	28,201
Pool AH2979, 4.00%, 01/01/2041	78,147	82,242
Pool AH5643, 4.00%, 01/01/2041	142,349	152,354
Pool AH5671, 4.00%, 02/01/2041	192,154	205,247
Pool AH8877, 4.00%, 04/01/2041	144,749	154,922
Pool AI9871, 4.00%, 09/01/2041	58,674	61,322
Pool AJ4024, 4.00%, 10/01/2041	116,788	124,990
Pool AU9998, 4.00%, 09/01/2043	115,507	123,270
Pool AS0716, 4.00%, 10/01/2043	871,185	928,310
Pool AU6721, 4.00%, 10/01/2043	210,204	224,290
Pool AV0191, 4.00%, 10/01/2043	39,460	40,946
Pool AV0214, 4.00%, 10/01/2043	94,615	98,352
Pool AS0929, 4.00%, 11/01/2043	421,487	446,014
Pool AU6999, 4.00%, 11/01/2043	1,012,805	1,085,841
Pool AU7007, 4.00%, 11/01/2043	230,827	245,189
Pool AS1368, 4.00%, 12/01/2043	112,898	119,375
Pool AV0670, 4.00%, 12/01/2043	245,201	259,469
Pool AS1427, 4.00%, 01/01/2044	174,953	184,607
Pool AV6342, 4.00%, 01/01/2044	162,336	170,618
Pool AS1671, 4.00%, 02/01/2044	88,895	94,433
Pool AV5020, 4.00%, 02/01/2044	364,243	386,314
Pool AS1877, 4.00%, 03/01/2044	54,894	57,815
Pool AV7087, 4.00%, 03/01/2044	424,141	451,908
Pool AW0985, 4.00%, 05/01/2044	135,379	143,682

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AW3597, 4.00%, 06/01/2044	$290,906	$307,545
Pool AW5358, 4.00%, 06/01/2044	75,478	79,265
Pool AS2826, 4.00%, 07/01/2044	163,914	174,239
Pool AW8968, 4.00%, 07/01/2044	113,337	119,081
Pool AS3009, 4.00%, 08/01/2044	308,213	324,492
Pool AS3493, 4.00%, 10/01/2044	561,753	593,915
Pool AX0902, 4.00%, 10/01/2044	132,103	140,206
Pool AX3165, 4.00%, 10/01/2044	37,694	39,113
Pool AS3951, 4.00%, 11/01/2044	70,242	72,884
Pool AX4856, 4.00%, 12/01/2044	121,753	129,565
Pool AX7550, 4.00%, 12/01/2044	193,886	201,174
Pool AY5025, 4.00%, 03/01/2045	864,076	905,680
Pool AY8277, 4.00%, 05/01/2045	147,377	154,457
Pool AZ5697, 4.00%, 08/01/2045	239,855	251,316
Pool AZ9195, 4.00%, 09/01/2045	167,438	175,764
Pool BE7194, 4.00%, 03/01/2047	2,179,518	2,267,075
Pool BE7216, 4.00%, 04/01/2047	1,897,505	1,991,601
Pool BH1143, 4.00%, 04/01/2047	1,322,045	1,379,728
Pool BD2419, 4.00%, 05/01/2047	2,279,175	2,390,045
Pool BH1167, 4.00%, 05/01/2047	1,150,795	1,200,224
Pool BE3689, 4.00%, 06/01/2047	4,423,246	4,636,368
Pool BH5309, 4.00%, 06/01/2047	3,541,641	3,713,636
Pool CA2094, 4.00%, 06/13/2047	5,206,819	5,422,623
Pool BE3762, 4.00%, 07/01/2047	2,594,581	2,703,194
Pool BH5335, 4.00%, 07/01/2047	810,602	851,802
Pool BH5361, 4.00%, 08/01/2047	1,620,463	1,694,685
Pool BH5395, 4.00%, 09/01/2047	1,720,559	1,806,067
Pool CA2532, 4.00%, 09/01/2047	2,657,591	2,763,036
Pool BH4060, 4.00%, 10/01/2047	1,407,440	1,474,538
Pool BH9379, 4.00%, 10/01/2047	515,409	536,381
Pool BH5748, 4.00%, 11/01/2047	1,500,936	1,569,115
Pool BJ4571, 4.00%, 01/01/2048	946,566	991,716
Pool BK1957, 4.00%, 03/01/2048	1,270,833	1,329,516
Pool BK1968, 4.00%, 03/01/2048	3,846,339	3,995,818
Pool BK1969, 4.00%, 03/01/2048	1,484,314	1,551,320
Pool BK2557, 4.00%, 03/01/2048	2,119,933	2,233,847
Pool BK2008, 4.00%, 04/01/2048	1,575,531	1,638,195
Pool TBA, 4.00%, 04/01/2048	1,020,781	1,060,557
Pool BJ2752, 4.00%, 05/01/2048	3,476,609	3,627,546
Pool BJ9235, 4.00%, 06/01/2048	7,190,813	7,503,372
Pool BK5289, 4.00%, 06/01/2048	2,192,597	2,278,157
Pool CA1934, 4.00%, 06/01/2048	8,275,007	8,625,818
Pool BK0898, 4.00%, 07/01/2048	2,291,697	2,413,551
Pool BK8813, 4.00%, 07/01/2048	2,108,201	2,188,462
Pool BK4747, 4.00%, 08/01/2048	1,300,804	1,352,468
Pool BK8829, 4.00%, 08/01/2048	1,274,366	1,329,047
Pool BH0713, 4.00%, 09/01/2048	1,685,558	1,753,535
Pool BK4815, 4.00%, 09/01/2048	1,889,466	1,961,521
Pool BK8895, 4.00%, 09/01/2048	1,620,178	1,683,047
Pool CA2315, 4.00%, 09/01/2048	4,741,115	4,930,180
Pool BK7669, 4.00%, 10/01/2048	2,161,638	2,244,300
Pool BK7934, 4.00%, 11/01/2048	4,256,375	4,425,617
Pool BH0723, 4.00%, 12/01/2048	1,140,398	1,186,102
Pool BN0321, 4.00%, 12/01/2048	1,171,444	1,218,364
Pool BN3958, 4.00%, 12/01/2048	1,411,781	1,464,860

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool CA2994, 4.00%, 01/01/2049	$2,430,902	$2,531,259
Pool BN4338, 4.00%, 02/01/2049	1,242,724	1,290,432
Pool BN4347, 4.00%, 02/01/2049	831,169	871,193
Pool BN5288, 4.00%, 02/01/2049	3,764,647	3,910,945
Pool CA3143, 4.00%, 02/01/2049	1,283,573	1,346,123
Pool BN4373, 4.00%, 03/01/2049	2,033,808	2,112,501
Pool BN4386, 4.00%, 03/01/2049	845,480	878,151
Pool BN5350, 4.00%, 03/01/2049	1,675,800	1,739,792
Pool BN6227, 4.00%, 03/01/2049	1,171,045	1,214,186
Pool CA3270, 4.00%, 03/01/2049	3,314,835	3,448,306
Pool BN6236, 4.00%, 04/01/2049	459,402	480,613
Pool BN6247, 4.00%, 04/01/2049	1,120,403	1,163,970
Pool BN6285, 4.00%, 04/01/2049	1,197,554	1,244,230
Pool BN6563, 4.00%, 04/01/2049	600,571	624,541
Pool BN6301, 4.00%, 05/01/2049	2,064,213	2,144,357
Pool BN8894, 4.00%, 05/01/2049	2,437,935	2,544,853
Pool BN8913, 4.00%, 06/01/2049	1,465,868	1,532,479
Pool BN8923, 4.00%, 06/01/2049	1,781,236	1,850,394
Pool BN8931, 4.00%, 06/01/2049	1,506,781	1,576,720
Pool BO1274, 4.00%, 07/01/2049	3,239,634	3,365,219
Pool BO1285, 4.00%, 07/01/2049	1,921,336	2,010,517
Pool BO1316, 4.00%, 07/01/2049	707,305	734,703
Pool BO1326, 4.00%, 08/01/2049	2,148,159	2,242,370
Pool BO2971, 4.00%, 09/01/2049	1,089,362	1,137,138
Pool BO5432, 4.00%, 10/01/2049	2,197,057	2,296,892
Pool BO5314, 4.00%, 11/01/2049	1,204,011	1,256,814
Pool BO5373, 4.00%, 12/01/2049	863,792	897,251
Pool AC4095, 4.50%, 09/01/2039	9,092	9,560
Pool AH6769, 4.50%, 03/01/2041	259,140	280,901
Pool AI3491, 4.50%, 06/01/2041	218,276	236,132
Pool AI5362, 4.50%, 06/01/2041	291,503	310,523
Pool AI6155, 4.50%, 07/01/2041	542,770	588,354
Pool AI8167, 4.50%, 08/01/2041	291,466	309,350
Pool BH1145, 4.50%, 04/01/2047	670,720	710,408
Pool BK2031, 4.50%, 04/01/2048	1,111,979	1,169,986
Pool BK5278, 4.50%, 05/01/2048	2,597,716	2,731,118
Pool BK5299, 4.50%, 06/01/2048	1,319,129	1,387,247
Pool BK8815, 4.50%, 07/01/2048	2,818,152	2,984,422
Pool BK8869, 4.50%, 09/01/2048	2,022,161	2,152,875
Pool BK8905, 4.50%, 09/01/2048	921,708	981,904
Pool BN0889, 4.50%, 11/01/2048	1,474,603	1,561,606
Pool BN0323, 4.50%, 12/01/2048	535,418	562,641
Pool BN0928, 4.50%, 12/01/2048	1,268,480	1,343,324
Pool BN4308, 4.50%, 12/01/2048	1,331,672	1,412,292
Pool CA2842, 4.50%, 12/01/2048	2,237,251	2,356,205
Pool BN5289, 4.50%, 01/01/2049	575,484	605,151
Pool BN4339, 4.50%, 02/01/2049	930,622	986,765
Pool BN4384, 4.50%, 03/01/2049	1,682,143	1,768,546
Pool BN6238, 4.50%, 04/01/2049	818,147	860,171
Pool BN6277, 4.50%, 04/01/2049	832,317	875,494
Pool BN6302, 4.50%, 05/01/2049	121,955	128,282
Pool BN8924, 4.50%, 06/01/2049	1,012,962	1,065,509
Pool BN8932, 4.50%, 06/01/2049	671,493	709,794
Pool BO1320, 4.50%, 08/01/2049	931,429	984,556
Pool 890230, 5.00%, 07/01/2040	4,921,887	5,437,789

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AD8500, 5.00%, 08/01/2040	$401,885	$431,584
Pool AH6772, 5.00%, 03/01/2041	120,247	128,454
Pool AH8879, 5.00%, 04/01/2041	334,981	357,844
Pool AI3492, 5.00%, 06/01/2041	264,014	282,027
Pool AI6154, 5.00%, 07/01/2041	122,275	130,621
Pool BK5300, 5.00%, 05/01/2048	1,110,923	1,195,190
Pool BK8817, 5.00%, 07/01/2048	1,242,019	1,340,415
Pool BK8870, 5.00%, 09/01/2048	994,014	1,074,051
Pool BN6239, 5.00%, 04/01/2049	389,174	416,385
Pool 890246, 5.50%, 11/01/2038	1,650,152	1,852,561
Pool 890247, 6.00%, 09/01/2038	2,585,659	2,964,585
Pool 886136, 6.50%, 07/01/2036	172,904	192,476
Pool 900106, 6.50%, 08/01/2036	61,195	68,122
Pool 900649, 6.50%, 09/01/2036	109,533	121,932
Pool 947771, 6.50%, 09/01/2037	88,663	100,241
		587,566,185
FRESB Multifamily - 0.08%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	970,508	990,489
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	675,036	700,665
		1,691,154
GNMA Multifamily - 20.15%
Pool 2013-73 A, 0.98%, 12/16/2035	549,576	540,438
Pool 2013-45 A, 1.45%, 10/16/2040	468,538	463,570
Pool 2013-61 A, 1.45%, 01/16/2043	357,122	351,555
Pool 2013-30 A, 1.50%, 05/16/2042	942,607	928,368
Pool 2013-85 A, 1.55%, 09/16/2046	1,394,264	1,355,483
Pool 2013-7 AC, 1.60%, 03/16/2047	1,353,731	1,326,649
Pool 2012-27 A, 1.61%, 07/16/2039	643,460	636,297
Pool 2012-139 AB, 1.67%, 02/16/2053	306,118	287,043
Pool 2013-118 AC, 1.70%, 06/16/2036	1,569,489	1,556,239
Pool 2013-50 AB, 1.73%, 05/16/2045	1,243,510	1,221,121
Pool 2014-103, 1.74%, 06/16/2053	983,340	987,835
Pool 2012-144 AD, 1.77%, 01/16/2053	456,913	446,161
Pool 2012-99 AE, 1.80%, 02/16/2048	1,198,397	1,167,065
Pool 2013-12 AB, 1.83%, 11/16/2052	223,881	220,471
Pool 2013-72 AC, 1.88%, 05/16/2046	1,837,434	1,807,886
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,444,386	1,399,243
Pool 2014-168 A, 1.90%, 06/16/2041	379,739	377,024
Pool 2012-150 AB, 1.90%, 08/16/2044	148,392	143,813
Pool 2012-120 A, 1.90%, 02/16/2053	1,816,608	1,742,729
Pool 2013-176 AB, 2.00%, 11/16/2038	93,461	93,007
Pool 2013-107 A, 2.00%, 05/16/2040	77,967	77,523
Pool 2013-92 AB, 2.00%, 02/16/2043	808,748	803,979
Pool 2013-143 A, 2.00%, 04/16/2043	100,051	99,614
Pool 2013-128 AB, 2.00%, 10/16/2051	2,420,562	2,391,744
Pool 2011-143, 2.00%, 10/16/2057	4,102,859	3,995,040
Pool 2012-72 AB, 2.03%, 02/16/2046	138,549	137,667
Pool 2012-112 AD, 2.09%, 02/16/2053	215,107	211,900
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	454,027	434,752
Pool 2012-2 AB, 2.11%, 03/16/2037	206,338	205,705
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	225,569	221,887
Pool AA8478, 2.15%, 05/15/2035	312,276	308,649
Pool AA8479, 2.15%, 11/15/2035	651,908	644,319
Pool 2014-67 A, 2.15%, 05/16/2039	811,170	808,205

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool 2012-70 AB, 2.18%, 08/16/2052	$403,077	$398,314
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,049,424
Pool 2013-94 AB, 2.20%, 03/16/2054	370,740	368,728
Pool 2016-152, 2.20%, 08/15/2058	2,301,555	2,270,580
Pool 2014-75 A, 2.21%, 06/16/2047	274,513	273,954
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	298,437
Pool AC5324, 2.23%, 09/15/2032	2,215,209	2,193,555
Pool 2016-40, 2.25%, 03/16/2050	7,951,527	7,887,117
Pool 2012-111 AB, 2.25%, 09/16/2052	1,423,524	1,421,015
Pool 2019-127, 2.25%, 08/16/2053	499,353	493,244
Pool 2016-175, 2.25%, 09/16/2058	4,497,040	4,439,007
Pool 2014-130 CA, 2.30%, 11/16/2042	145,434	145,318
Pool 2017-20, 2.30%, 09/16/2057	2,282,644	2,270,454
Pool 2016-125, 2.30%, 12/16/2057	1,098,954	1,088,974
Pool 2017-003, 2.30%, 09/16/2058	4,950,745	4,918,289
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	500,174
Pool 2015-125 AB, 2.35%, 04/16/2047	4,828,143	4,821,467
Pool 2016-26, 2.35%, 11/16/2056	300,693	299,519
Pool 2016-87, 2.35%, 03/16/2058	931,922	926,061
Pool 2016-40, 2.40%, 06/16/2049	3,200,990	3,192,736
Pool 2018-16, 2.40%, 03/16/2050	6,826,261	6,821,470
Pool 2017-30, 2.40%, 03/16/2051	4,263,209	4,259,819
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	144,603	144,499
Pool 2017-50, 2.40%, 01/16/2057	5,269,307	5,251,080
Pool 2017-16, 2.40%, 01/16/2058	2,005,924	1,999,380
Pool 2017-29, 2.40%, 01/16/2058	2,158,284	2,154,843
Pool 2016-113, 2.40%, 02/16/2058	1,672,411	1,664,272
Pool 2018-26, 2.40%, 02/16/2058	5,497,829	5,492,989
Pool 2017-49, 2.40%, 05/16/2058	3,463,983	3,458,735
Pool 2017-41, 2.40%, 07/16/2058	2,450,456	2,447,780
Pool 2017-7, 2.41%, 12/16/2058 (c)	4,142,635	4,165,731
Pool 778465, 2.45%, 09/15/2047	1,596,945	1,598,942
Pool AC9553, 2.47%, 02/15/2048	8,772,176	8,735,960
Pool 2014-172, 2.50%, 09/16/2041	977,615	977,713
Pool 2017-169, 2.50%, 10/01/2047	241,978	242,200
Pool AE4484, 2.50%, 06/15/2048	3,719,640	3,707,288
Pool 2018-47, 2.50%, 01/16/2049	1,160,836	1,169,999
Pool 2017-111, 2.50%, 06/16/2051	381,427	382,191
Pool 2015-114 AD, 2.50%, 11/15/2051	2,565,926	2,576,053
Pool 2017-9, 2.50%, 09/16/2056	2,000,441	2,002,234
Pool 2017-157, 2.50%, 10/16/2056	2,355,291	2,362,457
Pool 2017-28, 2.50%, 02/16/2057	5,189,183	5,194,009
Pool 2016-36 A, 2.50%, 03/16/2057	859,397	859,422
Pool 2017-72, 2.50%, 04/16/2057	1,101,038	1,102,022
Pool 2016-71, 2.50%, 10/16/2057	3,261,773	3,259,774
Pool 2017-46, 2.50%, 11/16/2057	4,968,502	4,973,135
Pool 2017-64, 2.50%, 11/16/2057	1,190,408	1,191,510
Pool 2017-22, 2.50%, 12/16/2057	8,548,783	8,556,581
Pool 2018-30, 2.50%, 02/16/2058	2,411,639	2,416,694
Pool 2017-47, 2.50%, 08/16/2058	2,508,730	2,509,860
Pool 2017-81, 2.50%, 09/16/2058	1,449,610	1,452,795
Pool 2017-97, 2.50%, 09/16/2058	486,948	487,952
Pool 2018-3, 2.50%, 10/16/2058	6,388,200	6,393,327
Pool 2017-154, 2.50%, 12/16/2058	2,918,175	2,924,555
Pool 2017-127, 2.50%, 02/16/2059	1,379,606	1,380,874

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-143, 2.50%, 02/16/2059	$2,649,875	$2,652,310
Pool 2018-75, 2.50%, 04/16/2059	1,967,503	1,970,365
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,456,809	3,458,458
Pool 2018-2, 2.50%, 07/16/2059	997,090	997,065
Pool 2019-141, 2.50%, 08/16/2060	1,390,000	1,382,108
Pool 2019-107, 2.50%, 02/16/2061	996,548	989,848
Pool 2011-161 B, 2.53%, 07/16/2038	259,757	259,199
Pool 2016-64, 2.55%, 12/16/2057	2,277,212	2,281,325
Pool 2019-124, 2.55%, 09/16/2060	567,633	570,589
Pool 2018-74 AG, 2.60%, 12/16/2050	3,897,247	3,916,639
Pool 2017-106, 2.60%, 04/16/2051	832,042	841,335
Pool 2015-101 AE, 2.60%, 03/16/2052	1,484,369	1,497,477
Pool 2018-85, 2.60%, 01/16/2053	978,502	983,383
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,378,985	5,425,306
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,360,045	6,401,551
Pool 2018-69, 2.60%, 03/16/2056	4,533,811	4,556,582
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,133,105	1,143,472
Pool 2016-24, 2.60%, 12/16/2056	805,167	811,518
Pool 2016-41, 2.60%, 06/16/2057	432,200	435,274
Pool 2017-90, 2.60%, 07/16/2057	877,758	883,238
Pool 2017-62, 2.60%, 11/16/2057	1,434,601	1,443,927
Pool 2017-92, 2.60%, 06/16/2058	2,958,286	2,975,102
Pool 2018-16, 2.60%, 06/16/2058	4,109,196	4,129,485
Pool 2017-74, 2.60%, 09/16/2058	7,573,836	7,615,906
Pool 2018-28, 2.60%, 09/16/2058	4,875,716	4,898,954
Pool 2017-108, 2.60%, 10/16/2058	1,121,876	1,128,335
Pool 2017-135, 2.60%, 10/16/2058	3,769,651	3,789,254
Pool 2017-70, 2.60%, 10/16/2058	578,043	581,190
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,428,150	2,439,053
Pool 2017-124, 2.60%, 12/16/2058	2,196,716	2,208,154
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,041,518	2,050,673
Pool 2018-9, 2.60%, 12/16/2058	1,947,993	1,957,736
Pool 2017-105, 2.60%, 01/16/2059	971,361	976,991
Pool 2017-143, 2.60%, 01/16/2059	2,061,857	2,072,676
Pool 2017-94, 2.60%, 02/16/2059	583,205	586,400
Pool 2017-169, 2.60%, 04/16/2059 (c)	7,224,073	7,262,183
Pool 2017-185, 2.60%, 04/16/2059 (c)	388,015	389,895
Pool 2017-126, 2.60%, 05/16/2059	219,688	220,949
Pool 2017-152, 2.60%, 05/16/2059	979,438	985,438
Pool 2017-61, 2.60%, 05/16/2059	1,881,179	1,892,737
Pool 2018-41 AD, 2.60%, 06/16/2059	2,543,709	2,556,834
Pool 2018-35, 2.60%, 09/16/2059	4,806,224	4,829,520
Pool 2019-88, 2.60%, 12/16/2059	1,770,130	1,778,022
Pool 2017-190, 2.60%, 03/16/2060	3,082,493	3,098,636
Pool 2019-147, 2.60%, 09/16/2060 (a) (b)	168,000	168,895
Pool 2019-130, 2.60%, 11/16/2061	899,732	904,536
Pool 591746, 2.63%, 06/15/2048	773,391	774,805
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	219,886	221,401
Pool 2015-86 AC, 2.65%, 03/16/2050	3,590,385	3,614,915
Pool 2015-171 EA, 2.65%, 12/16/2052	75,804	76,345
Pool 2016-178, 2.65%, 08/16/2058	7,997,029	8,070,956
Pool 2014-164 AN, 2.67%, 03/16/2055 (c)	1,839,565	1,875,348
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,187,435	1,199,392
Pool 2018-25, 2.70%, 02/16/2058	9,752,436	9,818,787
Pool 2018-60, 2.70%, 12/16/2058	2,012,193	2,028,452

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool 2017-159, 2.70%, 01/16/2059	$1,455,134	$1,469,743
Pool 2018-43, 2.70%, 10/16/2059	1,961,061	1,965,841
Pool AA1574, 2.73%, 07/15/2032	1,869,960	1,877,932
Pool AC3668, 2.73%, 04/15/2043	5,914,861	5,952,045
Pool 2018-132 AH, 2.75%, 06/16/2046	263,571	265,227
Pool 2019-47, 2.75%, 08/16/2049	2,539,668	2,562,838
Pool 2018-62, 2.75%, 05/16/2051	1,746,398	1,761,612
Pool 2015-108 A, 2.75%, 01/16/2056	468,231	470,597
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,801,410	2,833,568
Pool 2017-54, 2.75%, 09/16/2057	1,182,275	1,196,648
Pool 2019-81 AC, 2.75%, 08/16/2060	322,660	325,336
Pool 2019-146, 2.75%, 07/16/2061 (a) (b)(c)	1,350,000	1,373,355
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,200,067	3,243,510
Pool 2014-89 AB, 2.80%, 05/16/2054	882,595	887,925
Pool 2014-186 AH, 2.80%, 08/16/2054	704,403	713,872
Pool 2015-140 AC, 2.80%, 11/16/2056	2,145,134	2,173,403
Pool 2015-150 AE, 2.80%, 01/16/2057	985,064	998,343
Pool 2018-56, 2.80%, 04/16/2058	5,605,599	5,660,298
Pool 2019-50, 2.80%, 06/16/2059	2,879,542	2,911,157
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	160,007	162,424
Pool 2018-82, 2.85%, 12/16/2051	2,808,657	2,842,207
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	422,113	427,108
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,343,362	1,362,925
Pool 2019-53 AE, 2.90%, 03/16/2048	2,971,379	3,016,820
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	954,018	967,717
Pool AV9479, 2.90%, 10/15/2051	8,206,849	8,285,101
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	533,115
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	1,909,415	1,936,715
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	967,300	980,311
Pool 2018-110, 2.90%, 09/16/2059	492,179	499,462
Pool 2017-40, 2.93%, 05/16/2050 (c)	907,084	931,962
Pool 2019-94 AG, 2.95%, 07/16/2060	2,319,095	2,358,841
Pool AD6658, 2.97%, 01/15/2036	1,295,971	1,314,512
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,013,664
Pool 2018-73, 3.00%, 04/16/2049	515,573	523,862
Pool 2018-96, 3.00%, 09/16/2049	1,096,923	1,116,308
Pool 2018-62, 3.00%, 05/16/2050	539,096	548,376
Pool 2018-98, 3.00%, 10/16/2050	512,366	522,333
Pool 2019-53, 3.00%, 06/16/2051	966,814	985,928
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,520,106
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	407,848
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	774,599
Pool 2018-88, 3.00%, 02/16/2058	2,301,062	2,344,852
Pool 2018-43, 3.00%, 12/16/2058	488,880	497,258
Pool 2019-63, 3.00%, 02/16/2060	1,070,826	1,094,808
Pool 2019-47, 3.00%, 05/16/2060	1,143,064	1,166,256
Pool 2019-66, 3.00%, 05/16/2060	85,862	87,383
Pool 2019-75 AC, 3.00%, 05/16/2060	2,783,923	2,834,399
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	510,673
Pool 2015-19 AF, 3.05%, 01/16/2057 (c)	943,193	974,246
Pool AS2544, 3.10%, 04/15/2042	793,094	818,216
Pool AK8205, 3.10%, 09/15/2055	9,216,718	9,485,406
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,298,483	2,348,087
Pool 2019-39, 3.10%, 05/16/2059	497,779	505,583
Pool 2019-64, 3.10%, 01/16/2060	2,258,909	2,321,564

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2019-19, 3.15%, 04/16/2050	$162,975	$166,236
Pool 2018-136 AE, 3.15%, 09/16/2058	6,860,139	7,029,575
Pool 2019-32, 3.15%, 12/16/2059	3,725,274	3,798,783
Pool 2018-99, 3.20%, 01/16/2052	487,717	499,675
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,026,840
Pool 2018-114, 3.20%, 08/16/2058	713,390	730,724
Pool AK7840, 3.25%, 03/15/2050	927,893	960,093
Pool GNR 2019-7, 3.25%, 01/16/2052	385,636	394,085
Pool GNR 2019-26, 3.25%, 01/16/2060	2,869,893	2,943,300
Pool GNR 2019-8, 3.25%, 01/16/2060	325,214	333,833
Pool 2019-37, 3.25%, 02/16/2060	5,420,719	5,560,171
Pool 2014-155 DC, 3.34%, 06/16/2047 (c)	900,000	931,827
Pool AI1113, 3.37%, 01/15/2050	369,979	384,913
Pool AT8470, 3.40%, 10/15/2051	1,835,753	1,930,853
Pool AN9543, 3.45%, 11/15/2050	1,659,450	1,742,454
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,008,030
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,315,277	2,389,106
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	525,669
Pool AD8950, 3.51%, 09/15/2048	2,054,295	2,131,087
Pool AM0526, 3.51%, 05/15/2050	1,078,970	1,132,748
Pool AH5339, 3.55%, 12/15/2050	1,269,217	1,339,144
Pool AC6851, 3.62%, 08/15/2048	906,076	942,470
Pool AC6853, 3.62%, 08/15/2048	906,076	942,470
Pool 661707, 3.75%, 12/15/2054	859,743	909,174
Pool AG7484, 3.83%, 03/15/2049	458,925	481,462
Pool AO6152, 3.94%, 01/15/2045	1,941,742	2,084,109
Pool AH7386, 4.00%, 11/15/2053	1,897,958	2,013,468
Pool 768250, 4.01%, 08/15/2052	2,382,027	2,455,473
Pool 749575, 4.25%, 11/15/2046	1,895,558	1,940,182
Pool 758139, 4.25%, 02/15/2053	183,580	190,924
Pool AH1338, 4.61%, 06/15/2055	479,957	521,553
Pool 712102, 5.15%, 11/15/2032	413,456	413,735
Pool 734980, 5.25%, 11/15/2051	193,037	197,581
Pool 699710, 5.43%, 07/15/2044	350,234	349,806
Pool 637911, 6.00%, 07/15/2035	340,640	341,065
Pool 636413, 6.25%, 04/15/2036	598,458	599,206
		456,052,466
GNMA Single Family - 1.75%
Pool AD1699, 3.00%, 02/15/2043	109,448	112,964
Pool AV5053, 3.00%, 10/20/2046	691,012	711,207
Pool G2 AX5461, 3.00%, 12/20/2046	1,265,926	1,301,517
Pool G2 AX5544, 3.00%, 01/20/2047	926,679	952,676
Pool 779354, 3.50%, 06/15/2042	15,347	16,027
Pool AX5545, 3.50%, 01/20/2047	1,595,502	1,672,516
Pool BC5351, 3.50%, 09/20/2047	1,678,669	1,759,314
Pool BD9036, 3.50%, 11/20/2047	3,146,182	3,268,375
Pool 737576, 4.00%, 11/15/2040	43,132	45,636
Pool 737712, 4.00%, 12/15/2040	204,590	218,359
Pool 757173, 4.00%, 12/20/2040	328,859	346,578
Pool 737837, 4.00%, 01/15/2041	521,810	551,890
Pool 759104, 4.00%, 01/15/2041	246,760	259,029
Pool 2759436, 4.00%, 01/20/2041	125,520	132,754
Pool 2759466, 4.00%, 01/20/2041	500,115	530,162
Pool 759191, 4.00%, 02/15/2041	390,034	412,465

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool 2759301, 4.00%, 02/20/2041	$397,153	$421,058
Pool 2763042, 4.00%, 04/20/2041	95,280	100,417
Pool 738629, 4.00%, 08/15/2041	508,266	542,624
Pool 738630, 4.00%, 08/15/2041	366,256	390,835
Pool 770515, 4.00%, 08/15/2041	656,619	700,166
Pool 738735, 4.00%, 09/15/2041	224,154	239,334
Pool 738954, 4.00%, 11/15/2041	187,766	196,850
Pool 778766, 4.00%, 01/15/2042	606,430	646,664
Pool 778847, 4.00%, 02/15/2042	204,643	214,543
Pool AF3781, 4.00%, 09/15/2043	913,827	971,121
Pool AG8734, 4.00%, 12/15/2043	444,383	478,731
Pool BH0074, 4.00%, 06/20/2048	1,929,575	2,019,397
Pool BI3170, 4.00%, 07/20/2048	1,016,405	1,058,632
Pool G2 BJ6735, 4.00%, 10/20/2048	1,178,545	1,224,978
Pool 717198, 4.50%, 06/15/2039	225,905	241,261
Pool 714594, 4.50%, 07/15/2039	147,072	157,429
Pool 720208, 4.50%, 07/15/2039	271,847	293,605
Pool 726402, 4.50%, 10/15/2039	34,756	36,994
Pool 728954, 4.50%, 12/15/2039	219,405	233,527
Pool 729017, 4.50%, 01/15/2040	386,683	418,414
Pool 737051, 4.50%, 03/15/2040	159,637	170,138
Pool 737222, 4.50%, 05/15/2040	204,156	217,404
Pool 698160, 4.50%, 07/15/2040	144,406	153,710
Pool 748456, 4.50%, 08/15/2040	280,304	299,932
Pool 738152, 4.50%, 04/15/2041	430,667	460,528
Pool 738267, 4.50%, 05/15/2041	302,194	323,417
Pool 763543, 4.50%, 05/15/2041	89,010	94,863
Pool 738397, 4.50%, 06/15/2041	569,351	608,816
Pool 770396, 4.50%, 06/15/2041	181,176	192,838
Pool 2783417, 4.50%, 08/20/2041	3,491,940	3,734,792
Pool BH0075, 4.50%, 06/20/2048	1,530,812	1,604,205
Pool BK9581, 4.50%, 02/20/2049	1,404,384	1,483,111
Pool 688624, 5.00%, 05/15/2038	135,589	145,230
Pool 411105, 5.00%, 01/15/2039	99,635	106,719
Pool 439079, 5.00%, 02/15/2039	174,034	188,737
Pool 646728, 5.00%, 03/15/2039	80,366	86,081
Pool 646750, 5.00%, 04/15/2039	131,002	140,317
Pool 646777, 5.00%, 05/15/2039	38,126	40,836
Pool 720288, 5.00%, 08/15/2039	96,282	103,128
Pool 722944, 5.00%, 08/15/2039	61,024	65,363
Pool 723006, 5.00%, 10/15/2039	283,170	303,304
Pool 726403, 5.00%, 10/15/2039	191,153	212,043
Pool 737055, 5.00%, 03/15/2040	204,016	218,522
Pool 658393, 5.00%, 06/15/2040	412,875	450,087
Pool 2783418, 5.00%, 06/20/2040	2,535,141	2,648,979
Pool 684677, 5.50%, 03/15/2038	113,631	122,054
Pool 684802, 5.50%, 04/15/2038	103,191	110,866
Pool 2688636, 5.50%, 05/20/2038	343,742	365,780
Pool 690974, 5.50%, 06/15/2038	43,853	47,104
Pool 2409120, 5.50%, 07/20/2038	194,334	207,370
Pool 2700671, 5.50%, 10/20/2038	195,069	207,678
Pool 411116, 5.50%, 01/15/2039	159,777	171,670
Pool 2684988, 6.00%, 03/20/2038	98,046	106,967
Pool 688626, 6.00%, 05/15/2038	114,287	126,090

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2693900, 6.00%, 07/20/2038	$146,103	$159,464
Pool 696513, 6.00%, 08/15/2038	37,422	41,286
Pool 2696843, 6.00%, 08/20/2038	139,576	152,357
Pool 699255, 6.00%, 09/15/2038	222,351	245,314
Pool 2698997, 6.00%, 09/20/2038	113,211	123,549
Pool 705999, 6.00%, 01/15/2039	93,795	103,482
Pool 2696844, 6.50%, 08/20/2038	172,968	193,932
Pool 2706408, 6.50%, 01/20/2039	42,622	43,148
Pool 530199, 7.00%, 03/20/2031	45,897	46,617
		39,505,877
HUD - 0.04%
Pool 0614, 5.51%, 08/01/2020	220,000	221,369
Pool 0620, 5.77%, 08/01/2026	649,000	652,850
		874,219
Small Business Administration - 1.87%
Pool Gentleden, 1.20%, 04/10/2023 (c)	111,693	111,977
Pool American, 1.25%, 08/30/2022 (c)	658,951	679,669
Pool Cleburne, 1.25%, 08/30/2022 (c)	457,045	471,508
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	59,855	60,070
Pool Adele’s Authentic Cajun, 1.25%, 12/28/2022 (c)	32,036	32,051
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	247,888	252,688
Pool 3046316007, 2.05%, 12/03/2032 (c)	201,161	198,845
Pool 507253, 2.25%, (Prime Rate by Country-2.750%), 05/25/2030	36,688	36,499
Pool 508901, 2.35%, (Prime Rate by Country-2.650%), 07/25/2020	2,154	2,142
Pool 508206, 2.35%, (Prime Rate by Country-2.650%), 09/25/2032	16,436	16,362
Pool 508298, 2.35%, (Prime Rate by Country-2.650%), 01/25/2033	208,004	207,042
Pool 508506, 2.38%, (Prime Rate by Country-2.625%), 06/25/2033	225,300	224,814
Pool 508716, 2.57%, (Prime Rate by Country-2.430%), 06/25/2034	158,253	158,490
Pool 509573, 2.75%, (Prime Rate by Country-2.000%), 09/25/2039	1,637,958	1,623,570
Pool Premie, 2.95%, 08/29/2038 (c)	665,928	739,016
Pool 509347, 3.00%, (Prime Rate by Country-2.000%), 11/25/2022	134,030	132,691
Pool 509392, 3.00%, (Prime Rate by Country-2.000%), 07/25/2023	423,754	420,014
Pool 509409, 3.00%, (Prime Rate by Country-2.000%), 09/25/2023	512,804	511,207
Pool 509596, 3.00%, (Prime Rate by Country-2.000%), 11/25/2024	317,432	315,939
Pool 509670, 3.00%, (Prime Rate by Country-2.000%), 04/25/2025	377,169	375,857
Pool 509678, 3.00%, (Prime Rate by Country-2.000%), 05/25/2025	978,140	977,442
Pool 509748, 3.00%, (Prime Rate by Country-2.000%), 09/25/2025	1,428,174	1,423,952
Pool 509133, 3.00%, (Prime Rate by Country-2.000%), 09/25/2036	418,406	415,163
Pool 509348, 3.00%, (Prime Rate by Country-2.000%), 02/25/2038	472,077	463,212
Pool 509350, 3.00%, (Prime Rate by Country-2.000%), 03/25/2038	179,135	175,695

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool 509391, 3.00%, (Prime Rate by Country-2.000%), 06/25/2038	$993,291	$987,207
Pool 509417, 3.00%, (Prime Rate by Country-2.000%), 10/25/2038	327,749	322,401
Pool 509460, 3.00%, (Prime Rate by Country-2.000%), 01/25/2039	1,227,212	1,215,545
Pool 509491, 3.00%, (Prime Rate by Country-2.000%), 02/25/2039	1,196,384	1,175,150
Pool 509541, 3.00%, (Prime Rate by Country-2.000%), 08/25/2039	199,974	193,462
Pool 509575, 3.00%, (Prime Rate by Country-2.000%), 10/25/2039	1,200,355	1,167,468
Pool 509661, 3.00%, (Prime Rate by Country-2.000%), 03/25/2040	1,965,280	1,946,440
Pool 509688, 3.00%, (Prime Rate by Country-2.000%), 08/25/2040	2,957,859	2,936,800
Pool 509735, 3.00%, (Prime Rate by Country-2.000%), 09/25/2040	1,669,364	1,641,903
Pool 509760, 3.00%, (Prime Rate by Country-2.000%), 11/25/2040	1,596,062	1,574,646
Pool Animal, 3.19%, 06/04/2023 (c)	175,037	184,430
Pool 509977, 3.40%, (Prime Rate by Country-1.600%), 03/25/2042	282,562	288,414
Pool Econolodge, 3.43%, 09/11/2037 (c)	785,307	883,430
Pool 510004, 3.75%, (Prime Rate by Country-1.250%), 05/25/2042	546,531	564,106
Pool 509793, 3.86%, (Prime Rate by Country-1.144%), 01/25/2041	1,583,056	1,628,854
Pool Schatz, 4.15%, 10/04/2023 (c)	16,429	17,912
Pool 510051, 4.25%, (Prime Rate by Country-0.750%), 07/25/2042	370,588	392,256
Pool 509010, 4.33%, (Prime Rate by Country-0.675%), 01/25/2036	65,553	66,984
Pool Knights Inn, 4.61%, 08/27/2035	631,599	715,500
Pool Valeri, 4.68%, 11/15/2023 (c)	36,431	40,018
Pool 522124, 4.80%, (Prime Rate by Country-0.180%), 02/25/2040	491,907	516,349
Pool 510047, 4.83%, (Prime Rate by Country-0.171%), 09/25/2042	789,651	852,201
Pool 509900, 4.90%, (Prime Rate by Country-0.098%), 03/25/2042	3,088,882	3,320,099
Pool 522305, 5.18%, (Prime Rate by Country+0.182%), 11/25/2028	328,901	346,857
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	35,057	36,526
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	37,161	38,814
Pool 509967, 5.40%, (Prime Rate by Country+0.402%), 03/25/2032	249,823	267,992
Pool 522440, 5.56%, (Prime Rate by Country+0.575%), 07/25/2029	499,445	536,760
Pool 522053, 5.58%, (Prime Rate by Country+0.577%), 05/25/2026	131,578	137,073
Pool 521984, 5.58%, (Prime Rate by Country+0.578%), 10/25/2038	182,574	195,776
Pool 509647, 5.61%, (Prime Rate by Country+0.605%), 12/25/2026	188,920	197,126
Pool 521967, 5.63%, (Prime Rate by Country+0.572%), 06/25/2038	874,003	930,550
Pool 522194, 5.66%, (Prime Rate by Country+0.624%), 09/25/2040	160,189	174,900

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522423, 5.79%, (Prime Rate by Country+0.785%), 12/25/2028	$531,588	$571,671
Pool 522371, 5.79%, (Prime Rate by Country+0.789%), 10/25/2029	154,327	166,689
Pool 521919, 5.80%, (Prime Rate by Country+0.807%), 12/25/2037	106,838	114,484
Pool 510056, 5.83%, (Prime Rate by Country+0.829%), 08/25/2042	236,211	264,802
Pool 521884, 5.84%, (Prime Rate by Country+0.772%), 08/25/2037	165,030	175,139
Pool 522125, 5.85%, (Prime Rate by Country+0.842%), 10/25/2026	151,650	159,636
Pool 522158, 5.88%, (Prime Rate by Country+0.879%), 01/25/2027	615,956	650,356
Pool 522328, 5.89%, (Prime Rate by Country+0.917%), 05/25/2029	49,509	53,408
Pool 521860, 5.90%, (Prime Rate by Country+0.913%), 03/25/2037	202,847	214,894
Pool 522268, 5.91%, (Prime Rate by Country+0.916%), 01/25/2029	1,291,520	1,382,522
Pool 521970, 5.91%, (Prime Rate by Country+0.913%), 07/25/2038	376,196	408,930
Pool 522020, 5.95%, (Prime Rate by Country+0.951%), 02/25/2026	136,220	142,475
Pool 522029, 5.95%, (Prime Rate by Country+0.947%), 02/25/2039	30,586	32,950
Pool 522317, 5.96%, (Prime Rate by Country+0.963%), 03/25/2029	594,597	641,310
Pool 522387, 5.97%, (Prime Rate by Country+0.967%), 01/25/2030	272,151	296,235
Pool 522156, 5.98%, (Prime Rate by Country+0.983%), 05/25/2040	407,687	442,566
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	46,321	46,321
Pool 522282, 6.14%, (Prime Rate by Country+1.136%), 09/25/2028	213,385	229,717
Pool 522327, 6.20%, (Prime Rate by Country+1.192%), 05/25/2029	797,928	862,360
Pool 522150, 6.23%, (Prime Rate by Country+1.205%), 02/25/2026	40,919	43,337
		42,419,666
Small Business Administration Participation Certificates - 0.03%
Pool 2012-10C, 1.24%, 05/01/2022	77,088	76,898
Pool 2016-20L, 2.81%, 12/01/2036	409,314	422,904
Pool 2010-20E, 4.11%, 05/01/2030	138,582	148,497
Pool 2008-20C, 5.49%, 03/01/2028	8,967	9,679
Pool 2008-20E, 5.49%, 05/01/2028	28,360	30,284
		688,262
Small Business Investment Company - 0.02%
Pool 2013-10A, 2.35%, 03/10/2023	403,173	405,312

USDA Loan - 0.73%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	542,226	569,522
Pool Ryze, 7.00%, 06/25/2038	13,988,205	15,974,530
		16,544,052
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,568,862,867)		1,589,615,430

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
MUNICIPAL BONDS - 15.28%
Arkansas - 0.03%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	$120,000	$120,031
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	450,000	454,536
		574,567
California - 1.53%
Alameda County
4.00%, 08/01/2023	2,545,000	2,735,442
California State Health Facilities Financing Authority
1.97%, 06/01/2023	555,000	557,536
2.21%, 06/01/2025	750,000	756,165
2.70%, 06/01/2030	2,410,000	2,422,315
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	807,560
2.79%, 08/01/2036	3,840,000	3,855,936
Los Angeles
2.50%, 09/01/2022	3,945,000	3,989,894
Los Angeles California
3.69%, 09/01/2029	555,000	599,411
Los Angeles County Redevelopment Refunding Authority
2.13%, 09/01/2020	400,000	400,904
2.50%, 09/01/2021	415,000	419,034
2.75%, 09/01/2022	500,000	509,545
3.50%, 09/01/2027	250,000	265,480
3.75%, 09/01/2031	605,000	640,707
Oakland
2.00%, 01/15/2021	615,000	616,144
3.00%, 01/15/2025	2,960,000	3,079,347
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	770,800
San Francisco City & County
2.53%, 06/15/2020	185,000	185,831
2.55%, 06/15/2021	380,000	384,742
2.62%, 06/15/2022	200,000	204,062
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,538,473
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	175,835
San Francisco City & County Redevelopment Agency
2.38%, 08/01/2022	2,500,000	2,527,125
2.53%, 08/01/2020	1,480,000	1,486,112
3.13%, 08/01/2024	1,850,000	1,932,769
3.63%, 08/01/2026	575,000	622,403
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,001,120
2.15%, 11/01/2021	500,000	502,550
2.40%, 11/01/2022	500,000	505,705
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,064,424
		34,557,371

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Colorado - 0.21%
Colorado State Educational & Cultural Facilities Authority
2.12%, 02/01/2020	$740,000	$740,481
2.38%, 02/01/2021	100,000	100,656
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	476,890	477,872
3.15%, 11/01/2022	340,000	350,666
3.40%, 11/01/2045	701,478	715,908
3.85%, 07/01/2057	2,189,641	2,335,011
		4,720,594
Delaware - 0.55%
Delaware State Housing Authority
2.65%, 11/01/2041	4,175,000	4,149,992
3.48%, 07/01/2048	8,221,970	8,371,034
		12,521,026
District of Columbia - 0.19%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	3,001,621	3,057,572
3.88%, 06/15/2045	1,194,588	1,226,567
		4,284,139
Florida - 0.41%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,441,655	2,415,310
2.80%, 07/01/2041	251,936	251,543
2.80%, 07/01/2041	598,749	597,815
3.13%, 07/01/2037	5,013,525	5,083,464
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	828,421	827,344
		9,175,476
Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	397,656

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	308,865

Illinois - 0.58%
Illinois State Housing Development Authority
1.20%, 08/01/2034 (d) (e)	200,000	200,000
2.42%, 07/01/2020	150,000	150,144
2.62%, 07/01/2021	440,000	442,200
2.63%, 03/01/2048	2,174,523	2,143,275
2.70%, 01/01/2020	370,000	370,133
2.77%, 01/01/2022	700,000	707,420
2.80%, 07/01/2020	380,000	381,220
2.81%, 02/01/2021	300,000	302,115
2.91%, 07/01/2022	810,000	822,069
3.05%, 07/01/2021	340,000	343,975
3.06%, 01/01/2023	500,000	511,785
3.16%, 07/01/2023	565,000	580,854
3.20%, 12/01/2043	1,005,679	1,019,829
3.26%, 01/01/2024	580,000	601,860
3.27%, 07/01/2022	310,000	317,381

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
3.37%, 07/01/2024	$605,000	$630,815
3.52%, 01/01/2025	490,000	515,833
4.00%, 02/01/2034	2,330,000	2,395,660
4.18%, 08/01/2029	745,000	789,998
		13,226,566
Iowa - 0.13%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	573,160
2.05%, 06/01/2024	845,000	842,296
2.25%, 06/01/2025	235,000	235,218
2.25%, 06/01/2025	690,000	690,642
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,115
Iowa State Finance Authority
2.30%, 09/01/2040	420,564	412,406
		2,998,837
Kentucky - 0.53%
Kentucky State Housing Corp.
2.54%, 07/01/2020	230,000	230,881
2.55%, 07/01/2020	1,435,000	1,440,611
2.88%, 01/01/2022	300,000	305,397
2.93%, 07/01/2022	335,000	342,705
3.38%, 01/01/2025	165,000	173,573
3.50%, 07/01/2031	750,000	788,557
3.50%, 01/01/2040	1,910,000	1,960,615
3.86%, 01/01/2034	130,000	137,853
4.00%, 07/01/2037	2,590,000	2,701,189
4.25%, 07/01/2033	895,000	914,583
4.27%, 01/01/2028	3,000,000	3,088,920
		12,084,884
Louisiana - 0.10%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,441,459	2,372,024

Maryland - 0.34%
Maryland State Community Development Administration
2.86%, 09/01/2040	360,000	361,372
3.35%, 03/01/2023	705,000	732,481
3.50%, 09/01/2047	2,920,000	2,978,049
3.95%, 11/01/2058	1,247,778	1,293,746
4.00%, 09/01/2025	1,715,000	1,737,929
4.42%, 09/01/2037	465,000	498,499
Montgomery County
4.60%, 05/01/2026	200,000	207,824
		7,809,900
Massachusetts - 0.88%
Massachusetts State Housing Finance Agency
1.80%, 12/01/2019	200,000	200,000
2.06%, 12/01/2020	105,000	105,287
2.25%, 12/01/2021	250,000	251,270
2.30%, 06/01/2020	45,000	45,109
2.45%, 12/01/2022	250,000	252,657
2.55%, 06/01/2023	355,000	358,983
2.65%, 12/01/2023	250,000	253,705

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.80%, 06/01/2024	$275,000	$280,670
2.90%, 12/01/2024	250,000	256,170
2.95%, 06/01/2021	220,000	223,373
2.95%, 06/01/2025	250,000	255,403
3.00%, 12/01/2025	250,000	255,785
3.05%, 06/01/2020	30,000	30,199
3.05%, 12/01/2021	420,000	428,177
3.10%, 12/01/2020	250,000	253,235
3.15%, 06/01/2027	250,000	256,150
3.20%, 06/01/2021	125,000	127,374
3.20%, 06/01/2022	300,000	308,340
3.22%, 12/01/2021	215,000	219,896
3.25%, 12/01/2022	240,000	247,814
3.30%, 06/01/2022	180,000	185,440
3.30%, 06/01/2023	225,000	233,708
3.35%, 12/01/2022	95,000	98,368
3.35%, 12/01/2023	430,000	448,645
3.40%, 06/01/2023	180,000	187,569
3.45%, 12/01/2023	190,000	198,960
3.45%, 06/01/2029	300,000	314,145
3.45%, 12/01/2050 (d)	1,150,000	1,175,944
3.53%, 12/01/2029	660,000	692,987
3.80%, 06/01/2035	775,000	820,996
3.85%, 12/01/2028	95,000	99,709
4.50%, 04/15/2054	3,825,315	4,012,756
4.55%, 12/01/2035	410,000	437,933
4.71%, 12/01/2037	315,000	323,080
4.75%, 12/01/2045	2,870,000	3,043,090
5.00%, 12/01/2055	2,600,000	2,767,882
6.87%, 12/01/2030	165,000	167,458
		19,818,267
Michigan - 0.36%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	400,636
2.67%, 04/01/2020	275,000	275,885
2.77%, 10/01/2020	255,000	257,025
3.03%, 04/01/2021	435,000	441,468
3.13%, 10/01/2021	445,000	454,634
3.28%, 04/01/2022	450,000	463,442
3.38%, 10/01/2022	385,000	399,407
3.53%, 04/01/2023	465,000	486,892
3.63%, 10/01/2023	450,000	475,020
3.74%, 10/01/2033	2,595,000	2,743,071
4.33%, 10/01/2029	1,640,000	1,779,712
		8,177,192
Minnesota - 0.09%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	414,675	411,014
2.85%, 01/01/2022	265,000	269,982
2.90%, 07/01/2022	250,000	255,745
2.94%, 01/01/2023	300,000	308,307
2.99%, 07/01/2023	160,000	165,091
3.04%, 01/01/2024	500,000	517,845
3.80%, 07/01/2031	80,000	84,674

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
5.76%, 01/01/2037	$15,000	$15,062
		2,027,720
Mississippi - 0.06%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	145,000
Mississippi State Home Corp.
3.05%, 12/01/2034	1,185,998	1,190,825
		1,335,825
Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	280,000	278,323
2.65%, 11/01/2041	160,000	159,041
		437,364
New Hampshire - 0.06%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	710,000	720,089
3.75%, 07/01/2034	370,000	376,756
4.00%, 07/01/2035	370,000	377,607
		1,474,452
New Jersey - 1.48%
New Jersey State Housing & Mortgage Finance Agency
2.17%, 11/01/2020	385,000	385,993
2.49%, 11/01/2021	430,000	433,952
2.74%, 11/01/2022	300,000	305,694
2.93%, 11/01/2023	365,000	376,311
2.95%, 05/01/2020	365,000	366,726
3.03%, 05/01/2022	1,000,000	1,023,150
3.05%, 05/01/2020	390,000	392,005
3.05%, 11/01/2020	260,000	262,722
3.15%, 05/01/2021	425,000	432,238
3.20%, 11/01/2021	415,000	424,313
3.23%, 11/01/2024	360,000	376,978
3.25%, 05/01/2022	200,000	205,644
3.27%, 11/01/2020	100,000	101,241
3.35%, 11/01/2020	395,000	400,198
3.35%, 05/01/2023	980,000	1,021,601
3.37%, 11/01/2025	385,000	407,680
3.42%, 05/01/2023	2,850,000	2,977,709
3.45%, 05/01/2021	405,000	413,582
3.45%, 05/01/2024	1,035,000	1,090,838
3.50%, 11/01/2024	535,000	566,972
3.55%, 11/01/2021	425,000	437,312
3.55%, 05/01/2025	1,100,000	1,172,952
3.57%, 11/01/2021	70,000	72,049
3.57%, 11/01/2026	435,000	464,967
3.60%, 11/01/2025	570,000	610,852
3.62%, 11/01/2027	695,000	745,867
3.65%, 05/01/2022	430,000	446,164
3.72%, 11/01/2022	125,000	128,847
3.72%, 11/01/2028	285,000	305,038
3.80%, 11/01/2022	450,000	471,951
3.90%, 05/01/2023	460,000	487,821
4.00%, 11/01/2023	475,000	508,744
4.10%, 05/01/2024	485,000	520,061

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.20%, 11/01/2024	$505,000	$542,390
4.22%, 11/01/2032	1,355,000	1,475,554
4.57%, 11/01/2027	900,000	933,795
4.63%, 11/01/2036	335,000	366,872
4.70%, 11/01/2037	500,000	550,935
4.87%, 11/01/2047	1,300,000	1,411,826
4.88%, 11/01/2029	2,500,000	2,714,125
4.89%, 11/01/2032	1,435,000	1,495,557
4.97%, 11/01/2051	345,000	374,732
5.00%, 11/01/2046	425,000	463,811
5.09%, 11/01/2043	4,785,000	4,935,632
		33,603,401
New Mexico - 0.26%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	538,524	527,091
2.60%, 09/01/2040	3,745,000	3,713,392
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,575,000	1,612,233
		5,852,716
New York - 4.40%
New York City Housing Development Corp.
1.63%, 05/01/2020	2,250,000	2,249,460
1.73%, 11/01/2020	1,230,000	1,228,622
1.83%, 05/01/2021	1,830,000	1,827,218
1.93%, 11/01/2021	615,000	614,237
2.04%, 05/01/2022	500,000	499,415
2.11%, 02/01/2020	270,000	270,211
2.14%, 11/01/2022	100,000	100,026
2.20%, 05/01/2020	345,000	345,718
2.21%, 08/01/2020	100,000	100,279
2.23%, 05/01/2022	475,000	476,511
2.28%, 11/01/2022	3,000,000	3,012,240
2.32%, 05/01/2023	1,820,000	1,830,192
2.37%, 05/01/2024	500,000	503,260
2.46%, 05/01/2021	500,000	503,600
2.47%, 02/01/2022	320,000	322,624
2.47%, 11/01/2024	135,000	136,299
2.51%, 11/01/2020	1,675,000	1,682,186
2.56%, 11/01/2021	500,000	505,250
2.57%, 08/01/2022	370,000	374,240
2.60%, 02/01/2023	300,000	304,251
2.62%, 05/01/2026	500,000	505,910
2.64%, 11/01/2021	750,000	758,963
2.70%, 08/01/2023	280,000	285,379
2.71%, 11/01/2021	5,435,000	5,480,002
2.71%, 05/01/2022	250,000	253,600
2.74%, 11/01/2020	1,025,000	1,033,149
2.74%, 05/01/2022	710,000	720,693
2.77%, 11/01/2021	1,295,000	1,311,291
2.77%, 11/01/2026	1,000,000	1,017,710
2.81%, 11/01/2022	300,000	305,688
2.82%, 05/01/2027	1,000,000	1,014,020
2.84%, 11/01/2022	1,000,000	1,019,750
2.85%, 02/01/2024	150,000	153,906

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
2.88%, 11/01/2021	$180,000	$182,965
2.89%, 05/01/2023	450,000	460,971
2.95%, 05/01/2022	1,610,000	1,642,232
2.95%, 08/01/2024	150,000	154,714
2.98%, 05/01/2023	1,245,000	1,278,939
2.99%, 11/01/2023	270,000	278,170
3.02%, 05/01/2022	255,000	260,528
3.02%, 11/01/2022	3,000,000	3,074,640
3.03%, 11/01/2023	500,000	515,840
3.03%, 02/01/2025	350,000	362,145
3.05%, 05/01/2021	1,635,000	1,660,130
3.05%, 11/01/2022	705,000	723,118
3.08%, 08/01/2025	250,000	259,670
3.10%, 10/01/2046	8,155,088	8,213,723
3.11%, 05/01/2023	1,525,000	1,573,159
3.12%, 05/01/2023	4,000,000	4,127,760
3.13%, 02/01/2026	475,000	493,435
3.16%, 11/01/2023	1,550,000	1,606,730
3.18%, 05/01/2024	1,070,000	1,113,239
3.18%, 08/01/2026	325,000	337,876
3.19%, 05/01/2024	535,000	556,887
3.23%, 11/01/2024	725,000	754,232
3.23%, 02/01/2027	400,000	414,548
3.26%, 11/01/2022	1,500,000	1,547,520
3.28%, 05/01/2025	1,060,000	1,102,018
3.28%, 08/01/2027	425,000	440,801
3.29%, 11/01/2024	1,065,000	1,115,747
3.31%, 11/01/2024	1,610,000	1,672,742
3.33%, 11/01/2025	750,000	779,798
3.33%, 02/01/2028	300,000	310,980
3.36%, 05/01/2023	2,150,000	2,235,677
3.36%, 05/01/2025	535,000	563,194
3.38%, 08/01/2028	525,000	545,134
3.43%, 02/01/2020	1,830,000	1,835,289
3.43%, 02/01/2029	400,000	415,440
3.45%, 11/01/2022	570,000	591,096
3.46%, 11/01/2025	755,000	800,459
3.47%, 11/01/2023	995,000	1,042,810
3.48%, 08/01/2029	735,000	764,385
3.51%, 05/01/2026	1,025,000	1,089,975
3.56%, 11/01/2026	505,000	537,194
3.58%, 08/01/2020	1,215,000	1,229,264
3.61%, 11/01/2027	1,110,000	1,173,592
3.61%, 11/01/2027	240,000	244,574
3.70%, 11/01/2025	325,000	332,998
3.71%, 11/01/2028	395,000	418,412
3.75%, 11/01/2024	3,050,000	3,260,236
3.81%, 11/01/2029	700,000	742,728
3.89%, 11/01/2029	995,000	1,037,188
3.90%, 11/01/2026	3,295,000	3,598,898
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	952,166
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	165,000	165,406

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
5.05%, 08/15/2039 (e)	$1,205,000	$1,206,988
New York State Mortgage Agency
3.07%, 04/01/2023	490,000	504,930
3.40%, 10/01/2022	1,815,000	1,859,450
3.50%, 04/01/2022	100,000	102,689
3.87%, 10/01/2025	4,355,000	4,514,959
		99,526,288
North Carolina - 0.17%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	2,705,000	2,719,309
3.41%, 07/01/2022	275,000	282,596
4.01%, 01/01/2026	735,000	756,719
		3,758,624
Ohio - 0.24%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	4,934,496	4,911,156
3.25%, 03/01/2046	495,913	500,594
		5,411,750
Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	324,624
3.09%, 05/01/2023	370,000	383,520
3.89%, 05/01/2037	205,000	221,492
		929,636
Pennsylvania - 0.31%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	513,880
4.01%, 06/01/2033	900,000	1,029,420
5.41%, 06/01/2022	500,000	536,845
6.39%, 06/01/2024	225,000	254,268
Pennsylvania State Housing Finance Agency
2.15%, 10/01/2024	2,000,000	1,985,740
2.38%, 04/01/2027	2,675,000	2,644,799
		6,964,952
Rhode Island - 0.27%
Rhode Island State Housing & Mortgage Finance Corp.
2.00%, 10/01/2022	115,000	114,441
2.20%, 10/01/2023	115,000	114,258
2.35%, 04/01/2021	215,000	216,071
2.40%, 10/01/2025	130,000	128,509
2.45%, 10/01/2021	125,000	125,790
2.50%, 10/01/2026	70,000	69,052
2.60%, 04/01/2022	335,000	338,420
2.60%, 10/01/2027	145,000	142,809
2.70%, 10/01/2022	245,000	248,481
2.70%, 10/01/2028	145,000	142,661
2.80%, 10/01/2029	95,000	93,444
2.93%, 10/01/2023	110,000	112,203
3.03%, 04/01/2024	200,000	205,220
3.13%, 10/01/2024	245,000	252,446
3.17%, 04/01/2025	385,000	397,024
3.27%, 10/01/2025	490,000	507,272
3.39%, 04/01/2026	505,000	526,402
3.44%, 10/01/2026	510,000	532,766

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
3.49%, 04/01/2027	$520,000	$542,922
3.77%, 10/01/2027	700,000	717,738
4.07%, 10/01/2032	500,000	532,590
		6,060,519
South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	1,375,000	1,376,293

South Dakota - 0.05%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	875,000	892,290
3.80%, 05/01/2031	210,000	211,138
		1,103,428
Tennessee - 0.02%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	405,000	411,030

Texas - 0.39%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	897,487
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	534,115
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	2,865,000	2,903,964
Texas State Department of Housing & Community Affairs
1.72%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	446,195	448,823
3.18%, 03/01/2039	10,000	10,122
Texas State Woman’s University
2.36%, 07/01/2021	290,000	290,615
University of North Texas
3.86%, 04/15/2032	1,250,000	1,355,538
		8,940,664
Utah - 0.70%
Utah State Housing Corp.
2.20%, 07/01/2041	1,295,000	1,271,004
2.65%, 01/01/2027	2,070,000	2,074,347
2.69%, 01/01/2048	1,693,000	1,684,992
2.70%, 07/01/2027	2,765,000	2,774,290
2.75%, 01/01/2028	1,555,000	1,562,837
2.80%, 07/01/2028	1,400,000	1,407,868
2.85%, 01/01/2029	1,550,000	1,561,176
2.90%, 07/01/2029	1,320,000	1,330,784
3.88%, 01/01/2050	2,000,000	2,082,120
		15,749,418
Virginia - 0.58%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	540,380
Virginia State Housing Development Authority
2.95%, 10/25/2049	2,500,000	2,502,100
3.10%, 06/25/2041	5,658,808	5,706,285
3.25%, 08/25/2042	148,705	151,215
3.40%, 12/01/2026	500,000	524,590
3.57%, 10/01/2026	2,000,000	2,057,200

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.25%, 10/25/2043	$463,053	$480,196
4.30%, 12/25/2043	30,820	32,000
5.50%, 06/25/2034	1,183,736	1,189,654
		13,183,620
Washington - 0.16%
King County Housing Authority
6.38%, 12/31/2046	3,565,000	3,605,249

West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	250,152
2.05%, 11/01/2020	325,000	325,101
2.30%, 11/01/2021	500,000	500,955
		1,076,208
TOTAL MUNICIPAL BONDS (Cost $338,596,238)		345,856,521

ASSET-BACKED SECURITIES - 6.24%
Aura
4.10%, 03/31/2023 (a) (b)	2,500,000	2,500,000
4.15%, 01/31/2023 (a) (b)	2,953,249	2,953,249
Dividend Solar Loans
3.67%, 08/22/2039 (f)	6,814,401	6,867,474
FREED Trust
2.62%, 11/18/2026 (f)	14,330,103	14,333,137
3.42%, 06/18/2026 (f)	5,942,139	5,969,807
3.61%, 07/18/2024 (f)	3,703,512	3,721,509
3.99%, 10/20/2025 (f)	3,626,195	3,652,530
Invitation Homes Trust
2.81%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,159,612	3,152,969
Lendify Securitization Trust
4.25%, 04/01/2020 (a) (b)	995,690	995,690
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,783,364	2,826,928
4.34%, 03/20/2043 (f)	3,634,872	3,775,297
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	982,784	1,006,276
4.01%, 06/22/2043 (f)	2,444,196	2,524,072
4.20%, 02/22/2044 (f)	5,163,373	5,380,246
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,291,939
Oportun Funding VI
3.23%, 06/08/2023 (f)	10,340,000	10,343,293
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,416,780
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	19,230,431
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,690,541
Oportun Funding XIII
3.08%, 08/08/2025 (f)	8,118,000	8,162,168
TES
4.12%, 02/20/2048 (f)	1,624,359	1,654,344
4.33%, 10/20/2047 (f)	4,080,689	4,104,139

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
Tesla Auto Lease Trust
2.16%, 10/20/2022 (f)	$5,976,000	$5,976,000
3.71%, 08/20/2021 (f)	7,645,251	7,753,936
TOTAL ASSET-BACKED SECURITIES (Cost $139,952,191)		141,282,755

CORPORATE BONDS - 2.93%
Apple
3.00%, 06/20/2027	5,497,000	5,790,111
Bank of America Corp.
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	7,040,000	7,063,171
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	16,431,000	16,774,970
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,747,743
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,419,662
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	9,092,703
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,014,192
ERP Operating
4.15%, 12/01/2028 (g)	1,000,000	1,119,960
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,796,310
MidAmerican Energy
3.65%, 04/15/2029	2,544,000	2,792,412
Reinvestment Fund
3.29%, 02/15/2021	105,000	105,976
3.38%, 02/15/2022	425,000	433,258
3.48%, 02/15/2023	2,450,000	2,496,284
3.70%, 02/15/2025	150,000	154,856
Salvation Army
5.64%, 09/01/2026	3,950,000	4,565,301
TOTAL CORPORATE BONDS (Cost $64,408,119)		66,366,909

U.S. TREASURY OBLIGATIONS - 2.92%
U.S. Treasury Notes
1.50%, 10/31/2024	10,000,000	9,937,500
1.63%, 08/15/2029	26,000,000	25,614,063
1.75%, 11/15/2029	20,000,000	19,947,656
2.38%, 05/15/2029	10,000,000	10,510,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,890,849)		66,010,156

BANK DEPOSIT - 0.22%
TriState Capital
1.85%, 11/01/2020 (b)	5,000,000	5,000,000
TOTAL BANK DEPOSIT (Cost $5,000,000)		5,000,000

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.15%
Money Market Fund - 2.15%
First American Government Obligations Fund, Class X, 1.54% (h)	$48,575,219	$48,575,219
TOTAL SHORT-TERM INVESTMENT (Cost $48,575,219)		48,575,219

Total Investments (Cost $2,231,285,483) - 99.97%		$2,262,706,990
Other Assets Exceeding Liabilities, Net - 0.03%		705,002
NET ASSETS - 100.00%		$2,263,411,992

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2019 is $23,473,938, which represents 1.04% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2019, these securities amounted to $134,833,816, which represents 5.96% of total net assets.

(g)	REIT - Real Estate Investment Trust
(h)	The rate shown is the 7-day effective yield as of November 30, 2019.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$1,577,590,431	$12,024,999	$1,589,615,430
Municipal Bonds	—	345,856,521	—	345,856,521
Asset-Backed Securities	—	134,833,816	6,448,939	141,282,755
Corporate Bonds	—	66,366,909	—	66,366,909
U.S. Treasury Obligations	—	66,010,156	—	66,010,156
Bank Deposit	—	—	5,000,000	5,000,000
Short-Term Investment	48,575,219	—	—	48,575,219
Total Investments in Securities	$48,575,219	$2,190,657,833	$23,473,938	$2,262,706,990

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$14,228,017
Accrued discounts/premiums	(824)
Realized gain/(loss)	(5,314)
Change in unrealized appreciation/(depreciation)	(2,070)
Purchases	(2,013,202)
Sales	(176,939)
Amortization Sold	(4,669)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2019	$12,024,999
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(2,070)

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2019	$2,500,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	6,500,000
Sales	(2,551,061)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2019	$6,448,939
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

Investments in Bank Deposits
Beginning balance as of June 1, 2019	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	5,000,000
Transfers out of Level 3	—
Ending balance as of November 30, 2019	$5,000,000
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended November 30, 2019, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

Statement of Assets and Liabilities as of November 30, 2019

Assets:
Investments, at fair value (identified cost — $2,231,285,483)	$2,262,706,990
Receivables:
Interest	7,598,142
Capital shares sold	2,359,683
Prepaid expenses	229,215
Total Assets	$2,272,894,030
Liabilities:
Payables:
Investment securities purchased	$4,988,684
Distributions to Shareholders	2,237,201
Capital shares redeemed	716,076
Investment advisory fees	553,530
Distribution fees	284,694
Shareholder servicing fees	223,540
Administration fees	99,282
Trustees’ fees	19,449
Due to Custodian	177,772
Other accrued expenses	181,810
Total Liabilities	$9,482,038
Net Assets:	$2,263,411,992
Net Assets consist of:
Paid-in capital	$2,291,472,246
Total distributable loss	(28,060,254)
Net Assets	$2,263,411,992
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 125,371,883 shares outstanding)	$1,334,755,032
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 82,519,009 shares outstanding)	$877,360,136
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,825,528 shares outstanding)	$51,296,824
Net Asset Value, offering and redemption price per share —CRA Shares	$10.65
Net Asset Value, offering and redemption price per share —Institutional Shares	$10.63
Net Asset Value, offering and redemption price per share —Retail Shares	$10.63

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the six-month period ended
November 30, 2019

Investment Income:
Interest	$31,905,695
Dividends	568,456
Total investment income	32,474,151
Expenses:
Investment advisory fees	3,268,758
Distribution fees — CRA Shares	1,659,756
Distribution fees — Retail Shares	62,979
Special administrative services fees — CRA Shares	1,327,819
Shareholder servicing fees — Retail Shares	25,191
Accounting and administration fees	591,252
Professional fees	345,007
Trustees’ fees	227,943
Transfer agent fees	132,072
Custodian fees	118,135
Insurance expense	108,226
Chief Compliance Officer fees	89,554
Printing fees	55,252
Registration and filing expenses	53,724
Other	94,595
Net expenses	8,160,263
Net investment income	24,313,888
Realized and unrealized gain on investments:
Net realized gain on investments	586,559
Net change in unrealized appreciation/(depreciation) on investments	23,332,561
Net realized and unrealized gain on investments	23,919,120
Net increase in net assets resulting from operations:	$48,233,008

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2019 (Unaudited)	For the Fiscal Year Ended May 31, 2019
Operations:
Net investment income	$24,313,888	$46,349,577
Net realized gain (loss) on investments	586,559	(9,917,857)
Net change in unrealized appreciation/(depreciation) on investments	23,332,561	54,784,261
Net increase in net assets resulting from operations	48,233,008	91,215,981
Distributions to shareholders:
CRA Shares	(15,365,768)	(31,558,826)
Institutional Shares	(11,210,527)	(17,123,983)
Retail Shares	(611,183)	(1,309,193)
Total distributions	(27,187,478)	(49,992,002)
Capital share transactions:
CRA Shares
Shares issued	23,367,860	27,411,625
Shares reinvested	3,986,591	8,406,159
Shares redeemed	(23,408,739)	(149,952,724)
	3,945,712	(114,134,940)
Institutional Shares
Shares issued	180,652,600	334,818,405
Shares reinvested	8,751,787	12,967,003
Shares redeemed	(55,207,139)	(141,656,725)
	134,197,248	206,128,683
Retail Shares
Shares issued	7,130,418	9,342,830
Shares reinvested	485,845	1,279,686
Shares redeemed	(5,381,369)	(20,427,154)
	2,234,894	(9,804,638)
Increase in net assets from capital share transactions	140,377,854	82,189,105
Increase in net assets	161,423,384	123,413,084
Net Assets:
Beginning of period/year	2,101,988,608	1,978,575,524
End of period/year	$2,263,411,992	$2,101,988,608

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Six-Month Period Ended November 30, 2019 (Unaudited)	For the Fiscal Year Ended May 31, 2019

Share Transactions:
CRA Shares Shares issued	2,191,200	2,665,237
Shares reinvested	374,388	815,407
Shares redeemed	(2,204,461)	(14,620,429)
Increase/(decrease) in shares	361,127	(11,139,785)
CRA Shares outstanding at beginning of year	125,010,756	136,150,541
CRA Shares at end of year	125,371,883	125,010,756
Institutional Shares Shares issued	16,983,125	32,486,771
Shares reinvested	822,972	1,257,887
Shares redeemed	(5,184,884)	(13,790,762)
Increase in shares	12,621,213	19,953,896
Institutional Shares outstanding at beginning of year	69,897,796	49,943,900
Institutional Shares at end of year	82,519,009	69,897,796
Retail Shares Shares issued	670,923	907,867
Shares reinvested	45,376	124,389
Shares redeemed	(506,021)	(1,980,042)
Increase/(decrease) in shares	210,278	(947,786)
Retail Shares outstanding at beginning of year	4,615,250	5,563,036
Retail Shares at end of year	4,825,528	4,615,250

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

					CRA Shares
	For the Six-Month Period Ended November 30, 2019 (Unaudited)		For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Period/Year	$10.54		$10.33	$10.64	$10.83	$10.82	$10.70
Investment Operations:
Net investment income(a)	0.11		0.23	0.21	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.12		0.22	(0.29)	(0.15)	0.04	0.15
Total from investment operations	0.23		0.45	(0.08)	0.05	0.24	0.35
Distributions from:
Net investment income	(0.12)		(0.24)	(0.23)	(0.24)	(0.23)	(0.23)
Total distributions	(0.12)		(0.24)	(0.23)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Period/Year	$10.65		$10.54	$10.33	$10.64	$10.83	$10.82
Total return(b)	2.22%		4.48%	(0.75)%	0.44%	2.22%	3.34%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,334,755		$1,317,639	$1,406,055	$1,581,811	$1,518,857	$1,464,075
Ratio of expenses to average net assets	0.92	%(c)	0.92%	0.91%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	2.07	%(c)	2.20%	1.97%	1.91%	1.87%	1.89%
Portfolio turnover rate	11	%(d)	23%	36%	27%	22%	24%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

42	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

					Institutional Shares
	For the Six-Month Period Ended November 30, 2019 (Unaudited)		For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Period/Year	$10.53		$10.31	$10.63	$10.82	$10.81	$10.69
Investment Operations:
Net investment income(a)	0.13		0.27	0.25	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.12		0.24	(0.29)	(0.16)	0.04	0.15
Total from investment operations	0.25		0.51	(0.04)	0.09	0.29	0.40
Distributions from:
Net investment income	(0.15)		(0.29)	(0.28)	(0.28)	(0.28)	(0.28)
Total distributions	(0.15)		(0.29)	(0.28)	(0.28)	(0.28)	(0.28)
Net Asset Value, End of Period/Year	$10.63		$10.53	$10.31	$10.63	$10.82	$10.81
Total return(b)	2.36%		5.06%	(0.40)%	0.90%	2.69%	3.71%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$877,360		$735,778	$515,163	$372,299	$294,757	$172,736
Ratio of expenses to average net assets	0.47	%(c)	0.48%	0.46%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets	2.52	%(c)	2.65%	2.43%	2.36%	2.32%	2.34%
Portfolio turnover rate	11	%(d)	23%	36%	27%	22%	24%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Concluded)

					Retail Shares
	For the Six-Month Period Ended November 30, 2019 (Unaudited)		For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Net Asset Value, Beginning of Period/Year	$10.52		$10.31	$10.63	$10.81	$10.80	$10.68
Investment Operations:
Net investment income(a)	0.12		0.24	0.22	0.22	0.21	0.21
Net realized and unrealized gain (loss) on investments	0.12		0.22	(0.30)	(0.15)	0.04	0.15
Total from investment operations	0.24		0.46	(0.08)	0.07	0.25	0.36
Distributions from:
Net investment income	(0.13)		(0.25)	(0.24)	(0.25)	(0.24)	(0.24)
Total distributions	(0.13)		(0.25)	(0.24)	(0.25)	(0.24)	(0.24)
Net Asset Value, End of Period/Year	$10.63		$10.52	$10.31	$10.63	$10.81	$10.80
Total return(b)	2.28%		4.59%	(0.75)%	0.64%	2.34%	3.35%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$51,297		$48,572	$57,358	$67,133	$86,141	$33,755
Ratio of expenses to average net assets	0.82	%(c)	0.82%	0.81%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	2.17	%(c)	2.30%	2.07%	2.01%	1.97%	1.99%
Portfolio turnover rate	11	%(d)	23%	36%	27%	22%	24%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

44	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements November 30, 2019

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospect lives, using the interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

(Unaudited)	45

At November 30, 2019, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $18,473,936.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2019, there have been no significant changes to the Fund’s fair value methodologies.

46	The Community Reinvestment Act Qualified Investment Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2019	Valuation Techniques	Cusip	Security	Structure	Average Life Years	Coupon	N Spread	Variance to Dealer Average
U.S. Government & Agency Obligations - FHA Project Loans	$9,828,091	Matrix Pricing	.5300KVS	FHA Reilly 130	No Prepayment Penalty	0.22	7.43%	235	2.26%
			.520073T	FHA 034-35271	No Prepayment Penalty	0.24	6.95%	235	1.16%
			.0E01KH7	FHA 023-98141 Millpond	Lock out ends 4/2022	3.09	6.00%	240	2.27%
			.0E03AHE	FHA 023-98184 St. Michaels	Lock out ends 12/2024	5.67	6.20%	267	-0.61%
			.0E035TE	FHA 023-98146 St. Francis	Lock out end 6/2022	3.30	6.51%	250	-2.18%
U.S. Government & Agency Obligations - Small Business Administration	$38,814	Matrix Pricing	.0E03U7Q	SBA Von Real Estate	Fixed Coupon	3.55	5.63%	247	3rd Party Pricing
U.S. Government & Agency Obligations - USDA Loan	$596,144	Matrix Pricing	.0E06RQV	USDA Highland Hospital	Fixed Coupon	2.19	5.28%	127	3rd Party Pricing
U.S. Government & Agency Obligations - GNMA Multifamily - REMIC	$1,542,250	Market Comparables	38380NWC9	GNR 2019-146 AB	Sequential Payer	4.47	2.75%	73	1.28%
			38382AS89	GNR 2019-147 AH	Sequential Payer	4.50	2.60%	87	0.53%
Asset-Backed Security	$6,448,939	Short Term	.0E0AA23	LEND 2019-3A A	Short Term	0.25	4.25%	Priced @ $100.00	N/A
			.0E0AF4G	AURA 2019-5 A	Short Term	0.29	4.15%	Priced @ $100.00	N/A
			.670000U	AURA 2019-6 A	Short Term	0.12	4.10%	Priced @ $100.00	N/A
Bank Deposit	$5,000,000	Short Term	.2Q000A3	TriState Money Market	Short Term	0.40	1.85%	Priced @ $100.00	N/A

N/A - Not Applicable

(Unaudited)	47

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

48	The Community Reinvestment Act Qualified Investment Fund

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2019 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,191,200	$23,367,860
Shares reinvested	374,388	3,986,591
Shares redeemed	(2,204,461)	(23,408,739)
Net Increase	361,127	$3,945,712
Institutional Shares
Shares issued	16,983,125	$180,652,600
Shares reinvested	822,972	8,751,787
Shares redeemed	(5,184,884)	(55,207,139)
Net Increase	12,621,213	$134,197,248
Retail Shares
Shares issued	670,923	$7,130,418
Shares reinvested	45,376	485,845
Shares redeemed	(506,021)	(5,381,369)
Net Increase	210,278	$2,234,894

(Unaudited)	49

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,665,237	$27,411,625
Shares reinvested	815,407	8,406,159
Shares redeemed	(14,620,429)	(149,952,724)
Net Decrease	(11,139,785)	$(114,134,940)
Institutional Shares
Shares issued	32,486,771	$334,818,405
Shares reinvested	1,257,887	12,967,003
Shares redeemed	(13,790,762)	(141,656,725)
Net Increase	19,953,896	$206,128,683
Retail Shares
Shares issued	907,867	$9,342,830
Shares reinvested	124,389	1,279,686
Shares redeemed	(1,980,042)	(20,427,154)
Net Decrease	(947,786)	$(9,804,638)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2019, were as follows:

Purchases:
U.S. Government	$284,936,494
Other	93,871,023
Sales and Maturities:
U.S. Government	$177,256,132
Other	51,736,621

At November 30, 2019, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,231,285,483
Gross unrealized appreciation	38,951,445
Gross unrealized depreciation	(7,529,938)
Net appreciation on investments	$31,421,507

50	The Community Reinvestment Act Qualified Investment Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2019, the Advisor was entitled to receive advisory fees of $3,268,758.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2019, the Advisor was entitled to receive fees of $1,327,819 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2019, the Fund incurred distribution expenses of $1,659,756 and $62,979 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2020. For the six-month period ended November 30, 2019, the Fund incurred expenses under the Services Plan of $25,191.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2020 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund’s total annualized expenses (excluding acquired fund fees and expenses) exceed the respective limitation

(Unaudited)	51

noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2019.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2019	Fiscal Year Ended May 31, 2018
Distributions declared from:
Ordinary income	$49,992,002	$47,289,101
Total Distributions	$49,992,002	$47,289,101

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2019, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,443,768
Capital loss carryforwards	(50,472,275)
Post-October losses	(6,524,998)
Other temporary differences	(3,443,710)
Unrealized appreciation, net	7,891,431
Accumulated losses, net	$(49,105,784)

52	The Community Reinvestment Act Qualified Investment Fund

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2019, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 11,191,161	$ 39,281,114	$ 50,472,275

Post October losses represent losses realized on investment transactions from November 1, 2018 through May 31, 2019 that, in accordance with Federal income tax regulations, the Fund elected to defer $517,370 short-term and $6,007,628 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds, asset-backed securities and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as

(Unaudited)	53

to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Note 7 – REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other

54	The Community Reinvestment Act Qualified Investment Fund

reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	55

Shareholder Voting Results

A special meeting of shareholders of Community Capital Trust (the “Trust”) was held on June 26, 2019, at the offices of Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103. At the meeting, the following matter was voted upon by the shareholders of the Trust (the resulting votes are presented below):

1. Election of three Trustees of Community Capital Trust.

NOMINEE	AFFIRMATIVE	WITHHELD
Irvin M. Henderson	70,779,672	8,891,791
Robert O. Lehrman	70,924,355	8,747,107
Mirian Saez	74,874,592	4,796,870

56	The Community Reinvestment Act Qualified Investment Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 7, 2020

By (Signature and Title)*	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 7, 2020

*	Print the name and title of each signing officer under his or her signature.